UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2015 to October 31, 2016

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary
11/1/2015 – 10/31/16

Fund & Benchmark	Performance
Class I1	3.12%
Class A1,2	2.87%
Class C1,2	2.13%
Credit Suisse Managed Futures Liquid Index[3]	3.43%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period

The annual period ended October 31, 2016 was a challenging one for managed futures, with the asset class generally providing negative returns. The Credit Suisse Managed Futures Hedge Fund Index, for example, was down 4.00% for the period. However, the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark, delivered a positive return of 3.43%, as it was able to perform positively despite market reversals.

Within the hedge fund universe, trend-following strategies, such as managed futures, experienced losses overall, as they were generally hurt by trend reversals in several markets, including commodities, fixed income and currencies.

Strategic Review: Continued diversification benefits

For the twelve-month period ended October 31, 2016, the Fund (Class I shares) underperformed the benchmark. Fixed income contributed the most to performance — particularly due to 10-year UK and 10-year German Bonds. Currencies also contributed positively to performance, mainly due to profits from the Japanese Yen and British Pound versus U.S. Dollar positions. Equity positions added to Fund performance as well, with Asian equity gains offsetting the losses from U.S. large-cap equities. Commodities, however, detracted from performance.

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies.

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that can help mitigate risk and provide uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (2.57)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 1.18%.

3  The Credit Suisse Managed Futures Liquid Index (the "Index") is currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	3.12%	6.58%
Class A Without Sales Charge	2.87%	6.33%
Class A With Maximum Sales Charge	(2.57)%	4.94%
Class C Without CDSC	2.13%	5.51%
Class C With CDSC	1.18%	5.51%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.35% for Class I shares, 1.60% for Class A shares and 2.35% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding interest expense are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1   Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$966.40	$965.40	$961.90
Expenses Paid per $1,000*	$6.43	$7.66	$11.34
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,018.60	$1,017.34	$1,013.57
Expenses Paid per $1,000*	$6.60	$7.86	$11.64
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

Short-term Investment[1]	100.00%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2016

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (87.3%)
$147,846	State Street Bank and Trust Co. Euro Time Deposit (Cost $147,845,751)	11/01/16	0.010	$147,845,751
TOTAL INVESTMENTS AT VALUE (87.3%) (Cost $147,845,751)				147,845,751
OTHER ASSETS IN EXCESS OF LIABILITIES (12.7%)				21,478,166
NET ASSETS (100.0%)				$169,323,917

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2016	316	$23,990,720	$234,328
JPY Currency Futures	USD	Dec 2016	85	10,142,094	(239,731)
					$(5,403)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2016	463	15,495,219	$58,891
FTSE 100 Index Futures	GBP	Dec 2016	196	16,580,846	679,126
Hang Seng Index Futures	HKD	Nov 2016	118	17,426,449	(524,859)
Nikkei 225 Index Futures OSE	JPY	Dec 2016	65	10,787,458	140,678
S&P 500 E Mini Index Futures	USD	Dec 2016	106	11,236,530	(149,350)
					$204,486
Interest Rate Contracts
German EURO Bund Futures	EUR	Dec 2016	12	2,133,249	$(52,535)
Long Gilt Futures	GBP	Dec 2016	20	3,060,552	(143,430)
					$(195,965)
Contracts to Sell
Foreign Exchange Contracts
CAD Currency Futures	USD	Dec 2016	(451)	(33,610,775)	$133,897
EUR Currency Futures	USD	Dec 2016	(326)	(44,772,025)	337,538
GBP Currency Futures	USD	Dec 2016	(195)	(14,934,562)	1,074,259
					$1,545,694
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Dec 2016	(102)	(14,723,681)	$12,693
10YR U.S. Treasury Note Futures	USD	Dec 2016	(90)	(11,666,250)	(1,661)
					$11,032
Net unrealized appreciation (depreciation)					$1,559,844

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$3,168,544	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	$485
USD	6,205,666	11/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	0
USD	8,073,133	11/16/16	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	(667,762)
USD	9,688,139	11/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	479,165
USD	1,051,815	11/16/16	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	(8,762)
USD	4,478,765	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(21,928)
USD	2,480,888	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	9,883
USD	2,170,469	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	1,774
USD	2,110,191	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(2,903)
USD	2,742,324	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	(15,427)
USD	2,308,520	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	0
						$(225,475)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $147,845,751) (Note 2)	$147,845,751
Cash	100,000
Foreign currency at value (Cost $91)	89
Cash segregated at brokers for futures and swap contracts (Note 2)	9,373,357
Variation margin receivable on futures contracts (Note 2)	7,914,234
Receivable for Fund shares sold	4,713,775
Unrealized appreciation on open swap contracts (Note 2)	491,307
Interest receivable	41
Prepaid expenses and other assets	38,027
Total assets	170,476,581
Liabilities
Investment advisory fee payable (Note 3)	124,908
Administrative services fee payable (Note 3)	18,249
Shareholder servicing/Distribution fee payable (Note 3)	11,156
Unrealized depreciation on open swap contracts (Note 2)	716,782
Net payable for terminated total return swap contracts	100,633
Payable for Fund shares redeemed	82,125
Trustees' fee payable	8,299
Accrued expenses	90,512
Total liabilities	1,152,664
Net Assets
Capital stock, $.001 par value (Note 6)	15,513
Paid-in capital (Note 6)	165,334,451
Distributions in excess of net investment income	(39,097)
Accumulated net realized gain from futures contracts, swap contracts and foreign currency transactions	2,716,039
Net unrealized appreciation from futures contracts, swap contracts and foreign currency translations	1,297,011
Net assets	$169,323,917
I Shares
Net assets	$127,597,084
Shares outstanding	11,668,467
Net asset value, offering price and redemption price per share	$10.94
A Shares
Net assets	$38,060,299
Shares outstanding	3,499,109
Net asset value and redemption price per share	$10.88
Maximum offering price per share (net asset value/(1-5.25%))	$11.48
C Shares
Net assets	$3,666,534
Shares outstanding	345,908
Net asset value and offering price per share	$10.60

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Interest	$10,249
Total investment income	10,249
Expenses
Investment advisory fees (Note 3)	1,250,467
Administrative services fees (Note 3)	138,627
Shareholder servicing/Distribution fees (Note 3)
Class A	77,706
Class C	30,265
Transfer agent fees (Note 3)	102,599
Registration fees	66,237
Custodian fees	58,721
Audit and tax fees	51,369
Trustees' fees	30,430
Legal fees	28,649
Printing fees	25,200
Commitment fees (Note 4)	11,966
Insurance expense	2,464
Miscellaneous expense	6,896
Total expenses	1,881,596
Less: fees waived (Note 3)	(61,431)
Net expenses	1,820,165
Net investment loss	(1,809,916)
Net Realized and Unrealized Gain (Loss) from Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	4,040,693
Net realized loss from swap contracts	(1,555,829)
Net realized gain from foreign currency transactions	63,565
Net change in unrealized appreciation (depreciation) from futures contracts	1,954,245
Net change in unrealized appreciation (depreciation) from swap contracts	(545,258)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(36,327)
Net realized and unrealized gain from futures contracts, swap contracts and foreign currency related items	3,921,089
Net increase in net assets resulting from operations	$2,111,173

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(1,809,916)	$(1,319,935)
Net realized gain from futures contracts, swap contracts and foreign currency transactions	2,548,429	13,147,646
Net change in unrealized appreciation (depreciation) from futures contracts, swap contracts and foreign currency translations	1,372,660	(4,152,375)
Net increase in net assets resulting from operations	2,111,173	7,675,336
From Dividends and Distributions
Dividends from net investment income
Class I	(4,138,919)	(255,480)
Class A	(968,769)	(1,885)
Class C	(95,991)	—
Distributions from net realized gains
Class I	(2,575,914)	(4,063,363)
Class A	(769,312)	(196,884)
Class C	(89,902)	(79,245)
Net decrease in net assets resulting from dividends and distributions	(8,638,807)	(4,596,857)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	136,041,437	59,613,706
Reinvestment of dividends and distributions	7,665,777	4,589,750
Net asset value of shares redeemed	(63,581,477)	(45,598,354)
Net increase in net assets from capital share transactions	80,125,737	18,605,102
Net increase in net assets	73,598,103	21,683,581
Net Assets
Beginning of year	95,725,814	74,042,233
End of year	$169,323,917	$95,725,814
Distributions in excess of net investment income and Undistributed net investment income	$(39,097)	$5,161,004

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.53	$10.85[2]	$10.36	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.15)	(0.16)	(0.17)	(0.17)	(0.01)
Net gain (loss) from futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.49	1.51	0.95	0.77	(0.23)
Total from investment operations	0.34	1.35	0.78	0.60	(0.24)
REDEMPTION FEES	—	—	0.00[4]	0.00[4]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.52)	(0.04)	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.93)	(0.67)	(0.29)	—	—
Net asset value, end of period	$10.94	$11.53	$10.85[2]	$10.36	$9.76
Total return[5]	3.12%	12.88%	7.73%	6.15%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$127,597	$72,606	$69,190	$26,794	$21,768
Ratio of net expenses to average net assets	1.30%	1.32%	1.71%	1.70%	1.70%[6]
Ratio of net investment loss to average net assets	(1.29)%	(1.31)%	(1.68)%	(1.64)%	(1.69)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.15%	0.10%	1.10%	3.01%[6]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.47	$10.80	$10.35	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.17)	(0.19)	(0.20)	(0.20)	(0.02)
Net gain (loss) from futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.48	1.50	0.94	0.79	(0.22)
Total from investment operations	0.31	1.31	0.74	0.59	(0.24)
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.49)	(0.01)	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.90)	(0.64)	(0.29)	—	—
Net asset value, end of period	$10.88	$11.47	$10.80	$10.35	$9.76
Total return[4]	2.87%	12.47%	7.35%	6.05%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$38,060	$20,200	$3,294	$5,824	$98
Ratio of net expenses to average net assets	1.55%	1.56%	1.96%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.54)%	(1.55)%	(1.93)%	(1.90)%	(1.94)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.15%	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$11.19	$10.62	$10.25	$9.75	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.25)	(0.27)	(0.27)	(0.27)	(0.02)
Net gain (loss) from futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	0.48	1.47	0.93	0.77	(0.23)
Total from investment operations	0.23	1.20	0.66	0.50	(0.25)
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.41)	—	—	—	—
Distributions from net realized gains	(0.41)	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.82)	(0.63)	(0.29)	—	—
Net asset value, end of period	$10.60	$11.19	$10.62	$10.25	$9.75
Total return[4]	2.13%	11.60%	6.62%	5.13%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,667	$2,920	$1,558	$800	$98
Ratio of net expenses to average net assets	2.30%	2.32%	2.71%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(2.29)%	(2.31)%	(2.68)%	(2.64)%	(2.70)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.15%	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—	—

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment result that corresponds generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2016, the Fund held $11,350,448 in the Subsidiary, representing 6.7% of the Fund's consolidated net assets. For the year ended October 31, 2016, the net realized loss on securities and other financial instruments held in the Subsidiary was $1,555,829.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$147,845,751	$—	$147,845,751
	$—	$147,845,751	$—	$147,845,751
Other Financial Instruments*
Futures Contracts	$2,671,410	$—	$—	$2,671,410
Swap Contracts**	—	491,307	—	491,307

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,111,566	$—	$—	$1,111,566
Swap Contracts**	—	716,782	—	716,782

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended October 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$1,780,022	*	Unrealized depreciation on futures contracts	$239,731	*
Index Contracts	Unrealized appreciation on futures contracts	878,695	*	Unrealized depreciation on futures contracts	674,209	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	12,693	*	Unrealized depreciation on futures contracts	197,626	*
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	491,307		Unrealized depreciation on open swap contracts	716,782
		$3,162,717			$1,828,348

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Foreign Exchange Contracts	Net realized loss from futures contracts	$(954,674)	Net change in unrealized appreciation (depreciation) from futures contracts	$1,937,990
Index Contracts	Net realized gain from futures contracts	820,259	Net change in unrealized appreciation (depreciation) from futures contracts	457,252
Interest Rate Contracts	Net realized gain from futures contracts	4,175,108	Net change in unrealized appreciation (depreciation) from futures contracts	(440,997)
Commodity Index Return Contracts	Net realized loss from swap contracts	(1,555,829)	Net change in unrealized appreciation (depreciation) from open swap contracts	(545,258)
		$2,484,864		$1,408,987

For the year ended October 31, 2016, the Fund held average monthly notional values on a net basis of $155,980,903, $59,906,770 and $29,716,065 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$491,307	$(491,307)	$—	$—	$—

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$716,782	$(491,307)	$—	$(225,475)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to futures contracts was $7,723,357.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to swap contracts was $1,650,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Securities lending income is accrued as earned.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2016, and during the year ended October 31, 2016, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $1,250,467 and $61,431, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2018	Expires October 31, 2019
Class I	$71,531	$60,735	$10,796
Class A	17,066	13,830	3,236
Class C	2,409	2,053	356
Totals	$91,006	$76,618	$14,388

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $118,465.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $20,162.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $77,706 for Class A shares and $30,265 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $63,669, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $2,643 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	9,390,795	$105,360,677	1,298,671	$15,605,770
Shares issued in reinvestment of dividends and distributions	577,815	6,339,853	392,240	4,318,168
Shares redeemed	(4,599,480)	(51,998,010)	(1,771,447)	(21,358,396)
Net increase (decrease)	5,369,130	$59,702,520	(80,536)	$(1,434,458)
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,554,733	$28,671,167	3,449,303	$42,162,996
Shares issued in reinvestment of dividends and distributions	104,757	1,146,451	18,180	198,770
Shares redeemed	(921,553)	(10,316,965)	(2,011,418)	(23,654,995)
Net increase	1,737,937	$19,500,653	1,456,065	$18,706,771
	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	183,521	$2,009,593	157,431	$1,844,940
Shares issued in reinvestment of dividends and distributions	16,743	179,473	6,786	72,812
Shares redeemed	(115,199)	(1,266,502)	(50,067)	(584,963)
Net increase	85,065	$922,564	114,150	$1,332,789

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	4	*	86%
Class A	3		47%
Class C	3		29%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income		Long-Term Capital Gain
2016	2015	2016	2015
$6,475,503	$1,026,134	$2,163,304	$3,570,723

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market and offering expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$2,100,050
Accumulated net realized gain	2,547,321
Unrealized depreciation	(634,321)
$4,013,050

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes (continued)

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$147,845,751
Unrealized appreciation	$—
Unrealized depreciation	(—)
Net unrealized appreciation (depreciation)	$—

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and subsidiary accumulative income (loss), paid-in capital was charged $1,554,629, accumulated net realized gain was charged $258,865 and distributions in excess of net investment income was credited $1,813,494. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

30

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Managed Futures Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year then ended, and the consolidated statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for each of the years in the three-year period ended October 31, 2014 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Managed Futures Strategy Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

31

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

32

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

35

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

36

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary
11/1/2015 – 10/31/16

Fund & Benchmark	Performance
Class I1	0.53%
Class A1, 2	0.24%
Class C1, 2	-0.45%
Credit Suisse Hedge Fund Index[3]	-0.73%
Credit Suisse Liquid Alternative Beta Index[4]	1.53%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively. 2

Market Review: A negative period for hedge funds

The annual period ended October 31, 2016 was a negative one for hedge funds with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning -0.73%.

Within the hedge fund universe, trend-following strategies, such as managed futures, experienced losses overall, as they were generally hurt by trend reversals in several markets, including commodities, fixed income and currencies.

Event-driven funds performed negatively overall, largely due to multi-strategy sub-strategies, while distressed and merger arbitrage contributed positively during the period. Long/short equity funds experienced negative performance as increased equity volatility in early 2016 challenged managers, reversing some of their 2015 gains.

Strategic Review: Outperformance in a negative period

For the annual period ended October 31, 2016, the Fund outperformed its primary benchmark and underperformed its secondary benchmark. All of the Fund's asset classes added to performance, with the exception of equities, as long/short performed negatively for the period. Fixed income was the highest contributing asset class, largely due to long high yield credit exposure. Currency-related strategies also contributed to performance.

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

The Credit Suisse Multialternative Strategy Fund follows a multi-strategy methodology and benefitted from exposure across different markets.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares,
Class A shares2, Class C shares2 and the Credit Suisse
Hedge Fund Index3 and the Credit Suisse Liquid
Alternative Beta Index4 from Inception (03/30/12)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Effective November 18, 2015, the Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's prospectus. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.01)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was (1.44)%.

3  The Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced semiannually, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs and investors may not invest directly in the index.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	0.53%	2.37%
Class A Without Sales Charge	0.24%	2.12%
Class A With Maximum Sales Charge	(5.01)%	0.93%
Class C Without CDSC	(0.45)%	1.35%
Class C With CDSC	(1.44)%	1.35%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.56% for Class I shares, 1.82% for Class A shares and 2.79% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.91% for Class I shares, 1.17% for Class A shares and 1.98% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Effective November 18, 2015, the Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares.

2  Inception Date March 30, 2012.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,025.70	$1,023.80	$1,020.30
Expenses Paid per $1,000*	$4.48	$5.75	$9.55
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,020.71	$1,019.46	$1,015.69
Expenses Paid per $1,000*	$4.47	$5.74	$9.53
	Class I	Class A	Class C
Annualized Expense Ratios*	0.88%	1.13%	1.88%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Investment Type Breakdown*

	Long	Short	Net
Common Stocks	2.54%	(0.61)%	1.93%
Exchange Traded Fund	3.10	0.00	3.10
Rights	0.01	0.00	0.01
Short-term Investment[1]	94.96	0.00	94.96
Total	100.61%	(0.61)%	100.00%

*  Expressed as a percentage of total long (short) investments, (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2016

	Number of Shares	Value
LONG POSITIONS (5.2%)
COMMON STOCKS (2.3%)
BERMUDA (0.1%)
Insurance (0.1%)
Endurance Specialty Holdings, Ltd.	746	$68,595
FRANCE (0.1%)
Energy Equipment & Services (0.1%)
Technip S.A.	1,281	84,900
Oil, Gas & Consumable Fuels (0.0%)
Etablissements Maurel et Prom(1)	6,513	28,629
		113,529
GERMANY (0.1%)
Machinery (0.1%)
SLM Solutions Group AG(1),(2)	1,376	45,402
Semiconductor Equipment & Products (0.0%)
AIXTRON SE(1)	4,090	19,427
		64,829
IRELAND (0.0%)
Software (0.0%)
Fleetmatics Group PLC(1)	730	43,727
NETHERLANDS (0.0%)
Insurance (0.0%)
Delta Lloyd N.V.	8,147	49,149
SWEDEN (0.0%)
Machinery (0.0%)
Haldex AB	3,361	43,402
UNITED KINGDOM (0.1%)
Capital Markets (0.0%)
SVG Capital PLC(1)	964	8,264
Diversified Financial Services (0.1%)
London Stock Exchange Group PLC	4,010	137,388
		145,652
UNITED STATES (1.9%)
Airlines (0.0%)
Virgin America, Inc.(1)	773	42,013
Auto Components (0.0%)
Federal-Mogul Holdings Corp.(1)	992	9,186
Biotechnology (0.0%)
Cepheid (1)	919	48,615

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Chemicals (0.3%)
Chemtura Corp.(1)	1,315	$43,132
E.I. Du Pont de Nemours & Co.	1,733	119,213
Monsanto Co.	1,255	126,466
The Valspar Corp.	646	64,342
		353,153
Commercial Services & Supplies (0.0%)
G&K Services, Inc., Class A	426	40,342
Computers & Peripherals (0.1%)
Lexmark International, Inc., Class A	1,374	54,534
Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.(1)	5,821	51,167
Diversified Telecommunication Services (0.0%)
inContact, Inc.(1)	2,284	31,770
Electric Utilities (0.0%)
The Empire District Electric Co.	1,099	37,619
Electronic Equipment, Instruments & Components (0.1%)
DTS, Inc.	700	29,645
Ingram Micro, Inc., Class A	1,613	60,004
Rofin-Sinar Technologies, Inc.(1)	770	25,063
		114,712
Food & Staples Retailing (0.1%)
Rite Aid Corp.(1)	8,304	55,720
Food Products (0.1%)
The WhiteWave Foods Co.(1)	1,347	73,398
Healthcare Equipment & Supplies (0.1%)
Alere, Inc.(1)	933	41,686
St. Jude Medical, Inc.	1,313	102,204
		143,890
Healthcare Providers & Services (0.2%)
Cigna Corp.	866	102,907
Humana, Inc.	622	106,691
		209,598
Independent Power Producers & Energy Traders (0.0%)
Talen Energy Corp.(1)	2,962	41,261
Insurance (0.1%)
Genworth Financial, Inc., Class A(1)	12,462	51,593

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Internet Software & Services (0.2%)
Cvent, Inc.(1)	1,112	$34,717
LinkedIn Corp., Class A(1)	461	87,405
Rackspace Hosting, Inc.(1)	1,745	55,735
		177,857
Machinery (0.0%)
Joy Global, Inc.	1,758	48,925
Media (0.0%)
Carmike Cinemas, Inc.(1),(2)	1,021	33,336
Mortgage Real Estate Investment Trusts (0.0%)
Colony Capital, Inc., Class A	2,460	46,765
Real Estate Investment Trusts (0.1%)
NorthStar Realty Finance Corp.	3,432	49,833
Semiconductor Equipment & Products (0.1%)
Intersil Corp., Class A	2,234	49,327
Linear Technology Corp.	1,410	84,684
		134,011
Software (0.1%)
Infoblox, Inc.(1)	1,480	39,220
Interactive Intelligence Group, Inc.(1)	659	39,836
NetSuite, Inc.(1)	655	60,994
		140,050
Specialty Retail (0.1%)
Cabela's, Inc.(1)	945	58,222
CST Brands, Inc.	1,111	53,350
		111,572
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	2,607	38,140
EverBank Financial Corp.	2,339	45,166
		83,306
		2,184,226
TOTAL COMMON STOCKS (Cost $2,743,723)		2,713,109
EXCHANGE TRADED FUND (2.9%)
UNITED STATES (2.9%)
Diversified Financial Services (2.9%)
Powershares QQQ Trust Series 1	28,312	3,312,221
TOTAL EXCHANGE TRADED FUND (Cost $3,320,856)		3,312,221

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

	Number of Rights	Value
LONG POSITIONS (continued)
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc.(1)	400	$52
Shire Pharmaceuticals International(1)	5,532	6,141
TOTAL RIGHTS (Cost $6,141)		6,193
SHORT-TERM INVESTMENTS (87.3%)
	Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio, 0.27%(3)	124,917	124,917
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 11/01/2016 (Cost $101,499,612)	$101,500	101,499,612
TOTAL SHORT-TERM INVESTMENTS (Cost $101,624,529)		101,624,529
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (92.5%) (Cost $107,695,249)		107,656,052
TOTAL SECURITIES SOLD SHORT (-0.6%) (Proceeds $647,145)		(649,308)
OTHER ASSETS IN EXCESS OF LIABILITIES (8.1%)		9,361,028
NET ASSETS (100.0%)		$116,367,772
	Number of Shares
SHORT POSITIONS (-0.6%)
COMMON STOCKS (-0.6%)
GERMANY (-0.1%)
Diversified Financial Services (-0.1%)
Deutsche Boerse AG	(1,773)	(132,387)
UNITED STATES (-0.5%)
Capital Markets (-0.1%)
NorthStar Asset Management Group, Inc.	(7,381)	(101,120)
Chemicals (-0.1%)
The Dow Chemical Co.	(2,222)	(119,566)
Energy Equipment & Services (-0.1%)
FMC Technologies, Inc.(1)	(2,563)	(82,708)
Healthcare Equipment & Supplies (-0.1%)
Abbott Laboratories	(1,143)	(44,851)
Healthcare Providers & Services (-0.1%)
Aetna, Inc.	(521)	(55,929)
Anthem, Inc.	(446)	(54,350)
		(110,279)
Semiconductor Equipment & Products (0.0%)
Analog Devices, Inc.	(327)	(20,961)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
SHORT POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	(2,607)	$(37,436)
		(516,921)
TOTAL SHORT POSITIONS (Proceeds $647,145)		$(649,308)

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See note 2-M).

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2016.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
NOK	22,922,379	USD	2,806,226	11/18/16	Societe Generale	$2,806,226	$2,778,032	$(28,194)
NZD	4,041,006	USD	2,906,736	11/18/16	Societe Generale	2,906,736	2,889,082	(17,654)
USD	860,060	CAD	1,129,491	11/17/16	Societe Generale	(860,060)	(842,837)	17,223
USD	2,094,032	SEK	18,469,364	11/18/16	Societe Generale	(2,094,032)	(2,048,713)	45,319
USD	6,848,734	EUR	6,233,602	11/18/16	Societe Generale	(6,848,734)	(6,837,596)	11,138
USD	595,940	JPY	61,886,631	11/18/16	Societe Generale	(595,940)	(589,227)	6,713
USD	289,481	AUD	378,179	11/18/16	Societe Generale	(289,481)	(287,652)	1,829
USD	198,457	GBP	161,216	11/18/16	Societe Generale	(198,457)	(196,889)	1,568
USD	2,619,275	CHF	2,592,375	11/18/16	Societe Generale	(2,619,275)	(2,623,547)	(4,272)
								$33,670

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2016	30	$2,277,600	$46,998
JPY Currency Futures	USD	Dec 2016	10	1,193,188	(29,116)
					$17,882
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2016	54	1,807,218	$6,992
FTSE 100 Index Futures	GBP	Dec 2016	23	1,945,711	85,883
Hang Seng Index Futures	HKD	Nov 2016	14	2,067,545	(62,269)
Nikkei 225 Index Futures OSE	JPY	Dec 2016	8	1,327,687	12,815
S&P 500 E Mini Index Futures	USD	Dec 2016	11	1,166,055	(17,578)
					$25,843

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
German EURO Bund Futures	EUR	Dec 2016	1	$177,771	$(4,374)
Long Gilt Futures	GBP	Dec 2016	2	306,055	(14,336)
					$(18,710)
Contracts to Sell
Foreign Exchange Contracts
CAD Currency Futures	USD	Dec 2016	(52)	(3,875,300)	$23,838
EUR Currency Futures	USD	Dec 2016	(37)	(5,081,488)	36,598
GBP Currency Futures	USD	Dec 2016	(23)	(1,761,512)	119,786
					$180,222
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Dec 2016	(12)	(1,732,198)	$1,481
10YR U.S. Treasury Note Futures	USD	Dec 2016	(10)	(1,296,250)	(176)
					$1,305
Net unrealized appreciation (depreciation)					$206,542

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$3,451,397	11/16/16	Barclays Bank plc	Barclays Hedging Insights Index	Fixed Rate	$88,683
USD	2,118,685	10/18/17	BNP Paribas	Fee Plus LIBOR	Health Care Select Sector Index	85,247
USD	1,608,053	10/18/17	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	(33,817)
USD	669,972	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	103
USD	1,083,457	11/16/16	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	(89,617)
USD	1,435,550	11/16/16	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	71,001
USD	388,384	11/16/16	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	(3,236)
USD	3,441,187	11/16/16	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index	Fixed Rate	(34,070)
USD	787,302	11/16/16	Goldman Sachs	Bloomberg Agriculture Index	Fixed Rate	3,136
USD	1,920,000	12/20/16	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	205,026

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
iBoxx $ Liquid USD	$4,295,681	12/20/16	Goldman Sachs	High Yield Index	Fee Plus LIBOR	$299,209
USD	1,129,135	06/16/17	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	6,533
USD	923,402	09/18/17	Goldman Sachs	MSCI EAFE Index	Fee Plus LIBOR	5,343
USD	2,778,570	10/18/17	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	10,025
USD	8,673,238	11/16/16	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	Fixed Rate	(2,202)
USD	6,943,466	11/16/16	JPMorgan Chase	JPMorgan Helix 2 Index	Fixed Rate	6,904
USD	999,479	12/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	20,255
USD	7,300,000	12/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	125,100
USD	2,995,204	12/20/16	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	40,742
USD	3,500,000	03/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	58,529
USD	1,387,882	03/20/17	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	87,573
USD	4,000,000	06/20/17	JPMorgan Chase	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	20,252
USD	1,957,590	04/26/17	Morgan Stanley	NASDAQ-100 Total Return	Fee Plus LIBOR	(23,834)
USD	1,287,022	05/17/17	Morgan Stanley	MSCI EAFE Index	Fee Plus LIBOR	7,446
USD	5,394,375	06/20/17	Societe Generale	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	50,348
						$1,004,679

Written Options

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
22	S&P 500 Index, Strike @ $2,140	11/18/16	$75,569	$(85,250)	$(9,681)
See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2016

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value, including collateral for securities on loan of $124,917 (Cost $107,695,249) (Note 2)	$107,656,052[1]
Cash	98,808
Foreign currency at value (Cost $575,480)	574,767
Cash segregated held at brokers for futures contracts, swap contracts, written options and securities sold short (Note 2)	7,461,135
Unrealized appreciation on open swap contracts (Note 2)	1,191,455
Variation margin receivable on futures contracts (Note 2)	764,685
Receivable for investments sold	136,913
Unrealized appreciation on forward currency contracts (Note 2)	83,790
Receivable for Fund shares sold	34,670
Net receivable for open swap contracts	3,346
Interest receivable	28
Prepaid expenses and other assets	14,632
Total assets	118,020,281
Liabilities
Investment advisory fee payable (Note 3)	84,917
Administrative services fee payable (Note 3)	13,421
Shareholder servicing/Distribution fee payable (Note 3)	361
Securities sold short, at value (Proceeds $647,145) (Note 2)	649,308
Payable for Fund shares redeemed	244,440
Unrealized depreciation on open swap contracts (Note 2)	186,776
Payable upon return of securities loaned (Note 2)	124,917
Outstanding written options, at value (Proceeds $75,569) (Note 2)	85,250
Payable for investments purchased	52,016
Unrealized depreciation on forward currency contracts (Note 2)	50,120
Net payable for terminated total return swap contracts	30,094
Trustees' fee payable	8,299
Dividend expense payable on securities sold short	645
Upfront payments received on swap contracts (Note 2)	17,379
Accrued expenses	104,566
Total liabilities	1,652,509
Net Assets
Capital stock, $.001 par value (Note 6)	11,203
Paid-in capital (Note 6)	114,097,949
Distributions in excess of net investment income	(703,945)
Accumulated net realized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency transactions	1,768,621
Net unrealized appreciation from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency translations	1,193,944
Net assets	$116,367,772
I Shares
Net assets	$114,951,302
Shares outstanding	11,065,854
Net asset value and offering price per share	$10.39
A Shares
Net assets	$1,319,323
Shares outstanding	127,918
Net asset value and redemption price per share	$10.31
Maximum offering price per share (net asset value/(1-5.25%))	$10.88
C Shares
Net assets	$97,147
Shares outstanding	9,646
Net asset value, offering price and redemption price per share	$10.07

1  Including $78,738 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Dividends	$123,976
Securities lending (net of rebates)	5,193
Foreign taxes withheld	(79)
Total investment income	129,090
Expenses
Investment advisory fees (Note 3)	954,320
Administrative services fees (Note 3)	109,535
Shareholder servicing/Distribution fees (Note 3)
Class A	2,686
Class C	1,412
Custodian fees	119,315
Transfer agent fees (Note 3)	75,399
Dividend expense for securities sold short	60,217
Registration fees	57,010
Audit and tax fees	52,119
Legal fees	39,110
Trustees' fees	30,430
Printing fees	28,652
Commitment fees (Note 4)	13,600
Insurance expense	456
Miscellaneous expense	22,587
Total expenses	1,566,848
Less: fees waived (Note 3)	(645,435)
Net expenses	921,413
Net investment loss	(792,323)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized loss from investments in unaffiliated issuers	(894,998)
Net realized gain from investment in affiliated issuer	166,510
Net realized gain from futures contracts	431,523
Net realized gain from swap contracts	809,069
Net realized gain from written options	143,477
Net realized gain from securities sold short	210,415
Net realized gain from foreign currency transactions	669,012
Net change in unrealized appreciation (depreciation) from investments	68,732
Net change in unrealized appreciation (depreciation) from investments in affiliated issuer	(149,163)
Net change in unrealized appreciation (depreciation) from futures contracts	206,542
Net change in unrealized appreciation (depreciation) from swap contracts	1,001,433
Net change in unrealized appreciation (depreciation) from written options	(9,681)
Net change in unrealized appreciation (depreciation) from securities sold short	(48,280)
Net change in unrealized appreciation (depreciation) from foreign currency translations	288
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	2,604,879
Net increase in net assets resulting from operations	$1,812,556

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment loss	$(792,323)	$(33,301)
Net realized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency transactions	1,535,008	341,831
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency translations	1,069,871	(43,476)
Net increase in net assets resulting from operations	1,812,556	265,054
From Dividends and Distributions
Dividends from net investment income
Class I	—	(199,923)
Class A	—	(6,054)
Class C	—	(9,655)
Distributions from net realized gains
Class I	(239,111)	(128,472)
Class A	(3,212)	(4,564)
Class C	(753)	(14,732)
Net decrease in net assets resulting from dividends and distributions	(243,076)	(363,400)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	121,506,721	2,470,503
Reinvestment of dividends and distributions	242,222	360,777
Net asset value of shares redeemed	(20,664,750)	(2,251,494)
Net increase in net assets from capital share transactions	101,084,193	579,786
Net increase in net assets	102,653,673	481,440
Net Assets
Beginning of year	13,714,099	13,232,659
End of year	$116,367,772	$13,714,099
Distributions in excess of net investment income	$(703,945)	$(36,205)

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.36	$10.42	$10.48[2]	$9.95	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[3]	(0.08)	(0.01)	(0.15)	(0.15)	0.01
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.13	0.25	0.42	0.75	(0.06)
Total from investment operations	0.05	0.24	0.27	0.60	(0.05)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.18)	—	(0.06)	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.30)	(0.33)	(0.07)	—
Net asset value, end of period	$10.39[2]	$10.36	$10.42	$10.48[2]	$9.95
Total return[4]	0.53%[2]	2.33%	2.64%	6.11%	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$114,951	$13,015	$11,451	$5,409	$4,904
Ratio of net expenses to average net assets	0.91%	1.56%	1.85%	1.78%	1.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	1.32%	1.70%	1.70%	1.70%[5]
Ratio of net investment income (loss) to average net assets	(0.79)%	(0.14)%	(1.47)%	(1.49)%	0.21%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.65%	2.34%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	1,021%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.31	$10.37	$10.46[2]	$9.93	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.10)	(0.05)	(0.18)	(0.18)	(0.01)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.12	0.26	0.42	0.76	(0.06)
Total from investment operations	0.02	0.21	0.24	0.58	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.15)	—	(0.04)	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.27)	(0.33)	(0.05)	—
Net asset value, end of period	$10.31	$10.31	$10.37	$10.46[2]	$9.93
Total return[4]	0.24%	2.08%	2.35%	5.96%	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,319	$320	$438	$324	$228
Ratio of net expenses to average net assets	1.17%	1.82%	2.10%	2.03%	2.04%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.11%	1.57%	1.95%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(0.98)%	(0.44)%	(1.73)%	(1.75)%	(0.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.65%	2.33%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	1,021%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.14	$10.21	$10.37[2]	$9.89	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.10)	(0.12)	(0.25)	(0.25)	(0.06)
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.05	0.24	0.42	0.74	(0.05)
Total from investment operations	(0.05)	0.12	0.17	0.49	(0.11)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.07)	—	—	—
Distributions from net realized gains	(0.02)	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.02)	(0.19)	(0.33)	(0.01)	—
Net asset value, end of period	$10.07	$10.14	$10.21	$10.37[2]	$9.89
Total return[4]	(0.45)%	1.23%	1.68%	5.15%	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$97	$379	$1,344	$1,745	$1,074
Ratio of net expenses to average net assets	1.98%	2.57%	2.85%	2.77%	2.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.91%	2.32%	2.70%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(0.99)%	(1.20)%	(2.48)%	(2.49)%	(1.00)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%	2.33%	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	1,021%	292%	431%	284%	228%

1  For the period March 30, 2012 (inception date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2016, the Fund held $7,658,124 in the Subsidiary, representing 6.6% of the Fund's consolidated net assets. For the year ended October 31, 2016, the net realized loss on securities held in the Subsidiary was $446,437.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts ("ADRs"), exchange-traded funds, futures contracts and certain indices, and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,404,779	$308,330	$—	$2,713,109
Exchange Traded Funds	3,312,221	—	—	3,312,221
Rights	—	—	6,193	6,193
Short-term Investments	—	101,624,529	—	101,624,529
	$5,717,000	$101,932,859	$6,193	$107,656,052
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$83,790	$—	$83,790
Futures Contracts	334,391	—	—	334,391
Swap Contracts**	—	1,191,455	—	1,191,455
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$516,921	$132,387	$—	$649,308
Other Financial Instruments*
Forward Foreign Currency Contracts	—	50,120	—	50,120
Futures Contracts	127,849	—	—	127,849
Swap Contracts**	—	186,776	—	186,776
Written Options	85,250	—	—	85,250

*  Other financial instruments include unrealized appreciation (depreciation) on forwards, futures and swap contracts. Written options is reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

As of October 31, 2016, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. For the year ended October 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$83,790		Unrealized depreciation on forward foreign currency contracts	$50,120
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	227,220	*	Unrealized depreciation on futures contracts	29,116	*
Index Contracts	Unrealized appreciation on futures contracts	105,690	*	Unrealized depreciation on futures contracts	79,847	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	1,481	*	Unrealized depreciation on futures contracts	18,886	*
Index Contracts	Unrealized appreciation on open swap contracts	1,191,455		Unrealized depreciation on open swap contracts	186,776
Equity Contracts	Unrealized appreciation on written options	—		Unrealized depreciation on written options	9,681
		$1,609,636			$374,426

*Reflects cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only unsettled variation margin receivable (payable) is reported in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward foreign currency transactions*	$593,648	Net change in unrealized appreciation (depreciation) from forward foreign currency translations*	$206
Foreign Exchange Contracts	Net realized loss from futures contracts	(91,846)	Net change in unrealized appreciation (depreciation) from futures contracts	198,104
Index Contracts	Net realized gain from futures contracts	44,242	Net change in unrealized appreciation (depreciation) from futures contracts	25,843
Interest Rate Contracts	Net realized gain from futures contracts	479,127	Net change in unrealized appreciation (depreciation) from futures contracts	(17,405)
Index Contract	Net realized gain from swap contracts	809,069	Net change in unrealized appreciation (depreciation) from open swap contracts	1,001,433
Equity Contracts	Net realized gain from written options	143,477	Net change in unrealized appreciation (depreciation) from written options	(9,681)
		$1,977,717		$1,198,500

*Consolidated Statement of Operations includes both forward foreign currency contracts and foreign currency transactions/translations.

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2016, the Fund held average monthly value on a net basis of $15,741,791 in forward foreign currency contracts and average monthly notional value on a net basis of $20,512,236 and $6,775,123 in long futures contracts and short futures contracts and $67,364,426 in swap contracts, respectively. For the year ended October 31, 2016, the Fund received average monthly premiums of $82,965 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(c)	Cash Collateral Received	Net Amount of Derivative Assets(b)
Barclays Bank plc	$88,683	$—	$—	$—	$88,683
BNP Paribas	85,247	(33,817)	—	—	51,430
Goldman Sachs	600,376	(212,173)	(388,203)	—	—
Morgan Stanley	7,446	(7,446)	—	—	—
JPMorgan Chase	359,355	(2,202)	—	—	357,153
Societe Generale	134,138	(50,120)	—	—	84,018
	$1,275,245	$(305,758)	$(388,203)	$—	$581,284

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(c)	Net Amount of Derivative Liabilities
BNP Paribas	$33,817	$(33,817)	$—	$—	$—
Goldman Sachs	212,173	(212,173)	—	—	—
JPMorgan Chase	2,202	(2,202)	—	—	—
Morgan Stanley	23,834	(7,446)	—	(16,388)	—
Societe Generale	50,120	(50,120)	—	—	—
	$322,146	$(305,758)	$—	$(16,388)	$—

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options is reported at market value.

(b)  In lieu of receiving cash collateral for its net exposure to the counterparty, the Fund's unrealized gains are used to satisfy the Independent amount of collateral required by the counterparty for open contracts.

(c)  The actual collateral pledged received may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities and securities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2016, the amount of restricted cash held at brokers related to open short positions was $344,034.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to futures contracts was $892,675.

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2016 are disclosed in the Consolidated Schedule of Investments.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amounts of restricted cash held at brokers related to open swap contracts and centrally cleared swaps for the Fund were $3,940,000 and $0, respectively.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchanged traded written options are disclosed in the Consolidated Schedule of Investments. At October 31, 2016, the amount of restricted cash held at brokers related to option contracts was $2,284,426.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2016, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2015	—	$—
Options written	209	663,716
Options bought back	(112)	(351,261)
Options exercised	(32)	(80,927)
Options expired	(43)	(155,959)
Written Options, outstanding as of October 31, 2016	22	$75,569

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2016, the Fund had investment securities on loan with a fair value of $78,738. Collateral received for securities loaned and a related liability of $124,917 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. For the year ended October 31, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2016, total earnings from the Fund's investment in cash collateral received in

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

connection with securities lending arrangements was $6,907, of which $654 was rebated to borrowers (brokers). The Fund retained $5,193 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,060.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $954,320 and $645,435, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped.

The Fund entered into a written contract effective November 18, 2015 to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. Prior to November 18, 2015, the limit on expenses was 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. Credit Suisse voluntarily waived fees and reimbursed expenses so that the Fund's annual operating expenses did not exceed these amounts.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$1,084,900	$201,552	$276,384	$606,964
Class A	23,826	9,091	8,041	6,694
Class C	66,161	38,016	27,045	1,100
Totals	$1,174,887	$248,659	$311,470	$614,758

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

October 31, 2016, co-administrative services fees earned by Credit Suisse were $90,409.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $19,126.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $2,686 for Class A shares and $1,412 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $56,060, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $235 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Affiliated Issuers — The Fund may invest in other Credit Suisse Funds ("Underlying Credit Suisse Funds"). The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund did not have any investments in Underlying Credit Suisse Funds at October 31, 2016. Investments in Underlying Credit Suisse Funds are valued at the Underlying Credit Suisse Fund's net asset value per share ("NAV") as of the report date, if applicable. A summary of the Fund's transactions with an affiliated Underlying Credit Suisse Fund during the year ended October 31, 2016 is as follows:

Issuer	Value of Affiliate at 10/31/2015	Purchases	Sales	Gain (loss)	Dividend income	Net realized gain distribution	Value of Affiliate at 10/31/2016
Credit Suisse Managed Futures Strategy Fund	$1,176,562	$—	$1,193,910	$166,510	$—	$—	$—

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) were as follows:

Investment Securities
Purchases	Sales
$39,723,768	$41,700,453

Securities sold short and purchases to cover securities sold short were as follows:

Investment Securities
Purchases to Cover	Securities Sold Short
$11,185,592	$10,353,406

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	11,724,055	$119,800,085	232,051	$2,428,772
Shares issued in reinvestment of dividends and distributions	23,730	238,966	31,896	326,614
Shares redeemed	(1,938,432)	(19,674,476)	(106,081)	(1,112,983)
Net increase	9,809,353	$100,364,575	157,866	$1,642,403
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	167,588	$1,706,636	3,384	$35,067
Shares issued in reinvestment of dividends and distributions	260	2,609	1,040	10,618
Shares redeemed	(70,992)	(715,082)	(15,566)	(158,806)
Net increase (decrease)	96,856	$994,163	(11,142)	$(113,121)
	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	634	$6,664
Shares issued in reinvestment of dividends and distributions	66	647	2,342	23,545
Shares redeemed	(27,774)	(275,192)	(97,202)	(979,705)
Net decrease	(27,708)	$(274,545)	(94,226)	$(949,496)

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3		91%
Class A	3		70%
Class C	2	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income		Long-Term Capital Gain
2016	2015	2016	2015
$170,434	$284,564	$72,642	$78,836

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, marked to market of forward contracts, futures contracts, options contracts and deferred organizational expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$1,373,110
Accumulated net realized gain	915,723
Unrealized depreciation	(7,797)
$2,281,036

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$107,656,251
Unrealized appreciation	$1,108,017
Unrealized depreciation	(1,108,216)
Net unrealized depreciation	$(199)

At October 31, 2016, the proceeds from securities sold short (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Proceeds from investments	$647,145
Unrealized appreciation	$24,707
Unrealized depreciation	(26,870)
Net unrealized depreciation	$(2,163)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss),

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes (continued)

ordinary loss netting to reduce short-term capital gains, swap gain (loss), passive foreign investment companies (PFIC) and distribution re-designations, paid-in capital was charged $445,838, accumulated net realized gain was credited $321,255 and distributions in excess of net investment income was credited $124,583. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

43

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Multialternative Strategy Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statement of operations for the year ended and the consolidated statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. The accompanying consolidated financial highlights for each of the years in the three-year period ended October 31, 2014, were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those consolidated financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Multialternative Strategy Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

44

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

45

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

46

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010: Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

47

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

48

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
GLOBAL SUSTAINABLE DIVIDEND EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary
11/1/2015 – 10/31/2016

Fund & Benchmark	Performance
Class I1	(0.04)%
Class A1, 2	(0.29)%
Class C1, 2	(1.04)%
MSCI All Country World Index[3]	2.05%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively. 2

Market Review: A challenging period for global dividend equities

The twelve month period ended October 31, 2016 was a challenging one for global markets, with the MSCI All Country World Index (the "Index"), the Fund's benchmark, delivering 2.05%. Global investors have been forced to grapple with a number of macroeconomic events and a large degree of political turmoil during the period.

Although global markets were volatile, they ended in positive territory. Oil prices potentially put in a bottom, the UK voted to leave the European Union, U.S. rates remained unchanged, and the presidential race in the United States polarized voters. After several years of weak performance, emerging markets outpaced developed markets. Recession fears in the first six weeks of 2016 appeared to be unfounded, though confidence in economic recovery remains lackluster. Even as unemployment numbers have continued to fall and wages have started to rise in the U.S., the U.S. Federal Reserve (the "Fed") has not yet raised interest rates.

In general, value outperformed growth and dividend-paying stocks outperformed non-dividend paying stocks across global markets. Within the dividend universe, "bond-like" stocks led, creating lofty valuations across these stocks (specifically consumer staples, utilities, and telecom).

1

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Strategic Review:

Over the past year, the Fund underperformed the Index. Although the Fund successfully navigated the volatility from early 2016 through the end of the second quarter, it underperformed the Index post-Brexit, as global equities accelerated at a faster-than-anticipated pace. From a sector perspective, healthcare, consumer discretionary, and energy had the largest negative relative contributions to performance. Healthcare faced headwinds from drug pricing and the potential regulatory impact of a new U.S. administration. Additionally, the Fund was more heavily weighted toward European pharmaceuticals, which weighed on it from a regional perspective. Stock selection within discretionary also had a negative impact on performance. A zero allocation to energy negatively affected performance, as oil prices began rising from February lows. Conversely, an overweight in consumer staples and strong stock selection in materials and technology positively contributed to performance.

From a regional perspective, the Fund was underweight emerging markets — the strongest performing region globally. During the year, the team actively added to emerging markets exposure with an emphasis on high quality, cash generative companies, like Brazilian beverage company Ambev.

The Fund is focused on high quality, dividend growth names with reasonable valuations. The portfolio management team has found value in some of the more cyclical sectors. During the year, the team added to industrials and financials with an eye toward companies with the ability to raise dividends and perform well in a rising interest rate environment.

Looking ahead, we expect to see range-bound oil prices, higher U.S. interest rates, and a return to fundamentals in the equity markets. We believe 2017 will bring volatility, but are confident that a focus on high quality, reasonably valued, dividend growth names remains a sound long-term strategy, rather than simply an investment theme.

ON NOVEMBER 15, 2016, THE BOARD OF TRUSTEES OF THE FUND APPROVED A PLAN OF LIQUIDATION, DISSOLUTION AND TERMINATION (THE "PLAN") FOR THE FUND WHEREBY ALL OF THE FUND'S ASSETS WILL BE LIQUIDATED AND THE FUND WILL SUBSEQUENTLY BE DISSOLVED. IN LIGHT OF THE BOARD'S DECISION, SHARES OF THE FUND ARE CLOSED TO NEW INVESTORS.

AS A RESULT OF THE FUND'S LIQUIDATION, EACH SHAREHOLDER OF THE FUND WILL RECEIVE A DISTRIBUTION IN AN AMOUNT EQUAL TO THE NET ASSET VALUE OF HIS/HER SHARES AS OF DECEMBER 16, 2016. EACH SHAREHOLDER MAY ALSO RECEIVE UNPAID DIVIDENDS AND

2

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

DISTRIBUTIONS WITH RESPECT TO EACH OF THE SHAREHOLDER'S SHARES OF THE FUND. A NOTICE DESCRIBING THE PLAN AND THE LIQUIDATION OF THE FUND HAS BEEN MAILED TO SHAREHOLDERS OF THE FUND.

ON DECEMBER 16, 2016, THE FUND STOPPED CHARGING DISTRIBUTION AND SERVICE (12b-1) FEES ON ALL CLASSES OF SHARES.

The Credit Suisse Capital Discipline Group

Heather Kidde
Christian Stauss

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the Fund include currency risk, derivatives risk, equity exposure risk, foreign securities risk, futures contracts risk, liquidity risk, manager risk, market risk, small- and mid-cap stock risk and swap agreements risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Global Sustainable Dividend Equity Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and MSCI All Country World Index3 from Inception (02/27/15)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.49)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was (2.01)%.

3  Morgan Stanley Capital International (MSCI) All Country World Index is a free float weighted equity index that captures large and mid cap representation across developed market countries. It covers approximately 85% of free float-adjusted market capitalization in each country. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	(0.04)%	(0.54)%
Class A Without Sales Charge	(0.29)%	(0.77)%
Class A With Maximum Sales Charge	(5.49)%	(3.91)%
Class C Without CDSC	(1.04)%	(1.52)%
Class C With CDSC	(2.01)%	(1.52)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 2.25% for Class I shares, 2.50% for Class A shares and 3.25% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2017. This limit excludes certain expenses, as set forth in the Fund Prospectus.

2  Inception Date February 27, 2015.

5

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$988.20	$988.00	$983.30
Expenses Paid per $1,000*	$3.50	$4.75	$8.48
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,021.62	$1,020.36	$1,016.59
Expenses Paid per $1,000*	$3.56	$4.82	$8.62
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Global Sustainable Dividend Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Sector Breakdown*

Health Care	18.8%
Industrials	15.9
Consumer Staples	15.8
Information Technology	12.8
Financials	12.4
Consumer Discretionary	9.8
Short-Term Investment[1]	6.4
Telecommunication Services	3.0
Materials	2.6
Utilities	2.5
100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

8

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (93.5%)
BRAZIL (3.7%)
Beverages (3.7%)
Ambev S.A., ADR	146,100	$861,990
FRANCE (6.8%)
Food Products (1.0%)
Danone S.A.	3,500	242,412
Insurance (2.3%)
AXA S.A.	23,900	538,478
Pharmaceuticals (1.9%)
Sanofi, ADR	11,500	447,235
Textiles, Apparel & Luxury Goods (1.6%)
LVMH Moet Hennessy Louis Vuitton SE	2,000	363,608
		1,591,733
GERMANY (4.6%)
Industrial Conglomerates (2.3%)
Siemens AG, ADR	4,700	534,155
Insurance (2.3%)
Allianz SE, Reg S(1)	3,500	545,593
		1,079,748
HONG KONG (1.5%)
Wireless Telecommunication Services (1.5%)
China Mobile Ltd.	30,000	343,723
IRELAND (3.7%)
Electrical Equipment (1.1%)
Eaton Corp. PLC	4,000	255,080
IT Services (2.6%)
Accenture PLC, Class A	5,300	616,072
		871,152
MEXICO (3.1%)
Food & Staples Retailing (3.1%)
Wal-Mart de Mexico S.A.B. de C.V.	347,300	738,272
SPAIN (2.5%)
Electric Utilities (2.5%)
Red Electrica Corp. S.A.	27,800	578,325
SWITZERLAND (6.8%)
Pharmaceuticals (6.8%)
Novartis AG, ADR	10,600	752,812
Roche Holding AG, ADR	29,700	851,647
		1,604,459

See Accompanying Notes to Financial Statements.
9

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
TAIWAN (5.0%)
Diversified Telecommunication Services (1.5%)
Chunghwa Telecom Co. Ltd., ADR	10,600	$361,990
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	26,000	808,600
		1,170,590
UNITED KINGDOM (6.0%)
Media (1.0%)
WPP PLC	10,400	225,244
Personal Products (3.2%)
Unilever PLC, ADR	18,300	762,561
Tobacco (1.8%)
British American Tobacco PLC, ADR	3,600	413,604
		1,401,409
UNITED STATES (49.8%)
Aerospace & Defense (7.8%)
General Dynamics Corp.	2,400	361,776
Honeywell International, Inc.	9,100	998,088
Raytheon Co.	3,500	478,135
		1,837,999
Biotechnology (0.9%)
AbbVie, Inc.	3,800	211,964
Commercial Banks (6.2%)
JPMorgan Chase & Co.	15,800	1,094,308
Wells Fargo & Co.	7,600	349,676
		1,443,984
Communications Equipment (2.2%)
Cisco Systems, Inc.	16,600	509,288
Containers & Packaging (2.6%)
Bemis Co., Inc.	4,400	214,368
Sonoco Products Co.	7,700	387,233
		601,601
Food & Staples Retailing (2.9%)
Sysco Corp.	14,300	688,116
Health Care Providers & Services (2.5%)
Anthem, Inc.	3,200	389,952
Cardinal Health, Inc.	2,800	192,332
		582,284
Industrial Conglomerates (4.7%)
General Electric Co.	37,600	1,094,160

See Accompanying Notes to Financial Statements.
10

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Insurance (1.6%)
The Travelers Cos., Inc.	3,600	$389,448
Leisure Equipment & Products (4.0%)
Hasbro, Inc.	11,200	934,192
Multiline Retail (3.3%)
Target Corp.	11,200	769,776
Pharmaceuticals (6.6%)
Bristol-Myers Squibb Co.	4,200	213,822
Johnson & Johnson	11,500	1,333,885
		1,547,707
Semiconductors & Semiconductor Equipment (2.8%)
QUALCOMM, Inc.	9,500	652,840
Software (1.7%)
Microsoft Corp.	6,700	401,464
		11,664,823
TOTAL COMMON STOCKS (Cost $21,662,382)		21,906,224
	Par (000)
SHORT-TERM INVESTMENT (6.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 11/01/2016 (Cost $1,497,954)	$1,498	1,497,954
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $23,160,336)		23,404,178
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		29,266
NET ASSETS (100.0%)		$23,433,444

(1)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

See Accompanying Notes to Financial Statements.
11

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $23,160,336) (Note 2)	$23,404,178
Cash	50,000
Dividend receivable	44,860
Receivable from investment adviser (Note 3)	16,292
Prepaid expenses	10,200
Total assets	23,525,530
Liabilities
Administrative services fee payable (Note 3)	39,568
Shareholder servicing/Distribution fee payable (Note 3)	1,183
Trustees' fee payable	8,299
Due to custodian for foreign currency at value (cost $3,323)	3,310
Accrued expenses	39,726
Total liabilities	92,086
Net Assets
Capital stock, $.001 par value (Note 6)	2,450
Paid-in capital (Note 6)	24,407,862
Accumulated undistributed net investment income	7,741
Accumulated net realized loss on investments and foreign currency transactions	(1,228,160)
Net unrealized appreciation from investments and foreign currency translations	243,551
Net assets	$23,433,444
I Shares
Net assets	$21,019,900
Shares outstanding	2,197,849
Net asset value, offering price and redemption price per share	$9.56
A Shares
Net assets	$1,332,153
Shares outstanding	139,306
Net asset value and redemption price per share	$9.56
Maximum offering price per share (net asset value/(1-5.25%))	$10.09
C Shares
Net assets	$1,081,391
Shares outstanding	113,202
Net asset value, offering price and redemption price per share	$9.55

See Accompanying Notes to Financial Statements.
12

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Dividends	$705,465
Foreign taxes withheld	(41,940)
Total investment income	663,525
Expenses
Investment advisory fees (Note 3)	142,216
Administrative services fees (Note 3)	167,536
Shareholder servicing/Distribution fees (Note 3)
Class A	2,695
Class C	12,063
Registration fees	40,255
Audit and tax fees	38,105
Trustees' fees	30,429
Legal fees	25,866
Offering costs (Note 3)	24,695
Printing fees	23,475
Transfer agent fees (Note 3)	16,452
Commitment fees (Note 4)	13,854
Custodian fees	3,399
Insurance expense	540
Miscellaneous expense	6,735
Total expenses	548,315
Less: fees waived and expenses reimbursed (Note 3)	(367,638)
Net expenses	180,677
Net investment income	482,848
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(932,060)
Net realized loss from foreign currency transactions	(3,654)
Net change in unrealized appreciation (depreciation) from investments	465,938
Net change in unrealized appreciation (depreciation) from foreign currency translations	(215)
Net realized and unrealized loss from investments and foreign currency related items	(469,991)
Net increase in net assets resulting from operations	$12,857

See Accompanying Notes to Financial Statements.
13

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Period Ended October 31, 2015[1]
From Operations
Net investment income	$482,848	$314,829
Net realized loss from investments and foreign currency transactions	(935,714)	(277,681)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	465,723	(222,172)
Net increase (decrease) in net assets resulting from operations	12,857	(185,024)
From Dividends
Dividends from net investment income
Class I	(544,534)	(202,432)
Class A	(24,689)	(9,840)
Class C	(19,776)	(5,363)
Net decrease in net assets resulting from dividends	(588,999)	(217,635)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,490,563	22,603,497
Reinvestment of dividends	588,866	217,635
Net asset value of shares redeemed	(3,326,787)	(161,529)
Net increase in net assets from capital share transactions	1,752,642	22,659,603
Net increase in net assets	1,176,500	22,256,944
Net Assets
Beginning of period	22,256,944	—
End of period	$23,433,444	$22,256,944
Accumulated undistributed net investment income	$7,741	$117,467

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2016	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.81	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.20	0.15
Net loss from investments and foreign currency related items (both realized and unrealized)	(0.20)	(0.24)
Total from investment operations	(0.00)	(0.09)
LESS DIVIDENDS
Dividends from net investment income	(0.25)	(0.10)
Total dividends	(0.25)	(0.10)
Net asset value, end of period	$9.56	$9.81
Total return[3]	(0.04)%	(0.86)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,020	$20,044
Ratio of net expenses to average net assets	0.70%	0.70%[4]
Ratio of net investment income to average net assets	2.10%	2.23%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.55%	1.47%[4]
Portfolio turnover rate	57%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2016	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.81	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.17	0.13
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.20)	(0.23)
Total from investment operations	(0.03)	(0.10)
LESS DIVIDENDS
Dividends from net investment income	(0.22)	(0.09)
Total dividends	(0.22)	(0.09)
Net asset value, end of period	$9.56	$9.81
Total return[3]	(0.29)%	(1.00)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,332	$1,120
Ratio of net expenses to average net assets	0.95%	0.95%[4]
Ratio of net investment income to average net assets	1.81%	1.96%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.55%	1.47%[4]
Portfolio turnover rate	57%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31, 2016	For the Period Ended October 31, 2015[1]
Per share data
Net asset value, beginning of period	$9.80	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.08
Net loss from investments and foreign currency related items (both realized and unrealized)	(0.21)	(0.23)
Total from investment operations	(0.10)	(0.15)
LESS DIVIDENDS
Dividends from net investment income	(0.15)	(0.05)
Total dividends	(0.15)	(0.05)
Net asset value, end of period	$9.55	$9.80
Total return[3]	(1.04)%	(1.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,081	$1,092
Ratio of net expenses to average net assets	1.70%	1.70%[4]
Ratio of net investment income to average net assets	1.16%	1.23%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.55%	1.47%[4]
Portfolio turnover rate	57%	37%

1  For the period February 27, 2015 (Inception Date) through October 31, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks current income and capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts ("ADRs"), exchange-traded funds, futures contracts and certain indices, and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market

18

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$19,068,841	$2,837,383	$—	$21,906,224
Short-term Investment	—	1,497,954	—	1,497,954
	$19,068,841	$4,335,337	$—	$23,404,178

For the year ended October 31, 2016, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and

20

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

21

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

22

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

I) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions, and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

J) RECENT ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The

23

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

K) SUBSEQUENT EVENTS — On November 15, 2016, the Board of Trustees of the Fund approved a plan of liquidation, dissolution and termination for the Fund whereby all of the Fund's assets were to be liquidated and the Fund subsequently dissolved. Upon approval of the plan of liquidation, the Fund was closed to new investors. A final distribution to shareholders of the Fund, based on the Fund's December 16, 2016 net asset value, was made on December 19, 2016.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.60% of the Fund's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares, and 1.70% of the Fund's average daily net assets for Class C shares. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $142,216 and $367,638, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not

24

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2017.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2018	Expires October 31, 2019
Class I	$523,467	$191,261	$332,206
Class A	27,386	10,666	16,720
Class C	29,254	10,542	18,712
Totals	$580,107	$212,469	$367,638

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $21,332.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $146,204.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $2,695 for Class A shares and $12,063 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the

25

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

year ended October 31, 2016, the Fund paid $9,786, which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Offering costs, including initial registration cost, were deferred and were charged over the Fund's first twelve months of operation. For the year ended October 31, 2016, $24,695 was expensed by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) were $13,944,307 and $12,885,567, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

26

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	406,318	$3,932,273	2,037,710	$20,368,418
Shares issued in reinvestment of dividends	56,269	544,402	21,302	202,432
Shares redeemed	(307,444)	(2,978,328)	(16,306)	(161,529)
Net increase	155,143	$1,498,347	2,042,706	$20,409,321
	Class A
	For the Year Ended October 31, 2016		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	32,182	$308,824	113,179	$1,130,079
Shares issued in reinvestment of dividends	2,554	24,688	1,035	9,840
Shares redeemed	(9,644)	(91,793)	—	—
Net increase	25,092	$241,719	114,214	$1,139,919
	Class C
	For the Year Ended October 31, 2016		For the Period Ended October 31, 2015[1]
	Shares	Value	Shares	Value
Shares sold	25,796	$249,466	110,907	$1,105,000
Shares issued in reinvestment of dividends	2,048	19,776	561	5,363
Shares redeemed	(26,110)	(256,666)	—	—
Net increase	1,734	$12,576	111,468	$1,110,363

1For the period February 27, 2015 (Inception Date) through October 31, 2015.

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	85%
Class A	2	*	96%
Class C	2	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

27

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income
2016	2015
$588,999	$217,635

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales and offering expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$27,620
Accumulated net realized loss	(1,188,075)
Unrealized appreciation	203,466
$(956,989)

At October 31, 2016, the Fund had $744,482 of unlimited short-term capital loss carryforwards and $443,593 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$23,200,421
Unrealized appreciation	$1,305,183
Unrealized depreciation	(1,101,426)
Net unrealized appreciation	$203,757

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), accumulated net realized loss was credited $3,575 and accumulated undistributed net investment income was charged $3,575. Net assets were not affected by these reclassifications.
28

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Global Sustainable Dividend Equity Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Global Sustainable Dividend Equity Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from February 27, 2015 (inception date) through October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Global Sustainable Dividend Equity Fund as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from February 27, 2015 (inception date) through October 31, 2015, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the Fund's Board of Trustees approved a plan of liquidation, dissolution and termination for the Fund subsequent to the date of the statement of assets and liabilities. Our opinion is not modified with respect to this matter.

New York, New York
December 28, 2016

30

Credit Suisse Global Sustainable Dividend Equity Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

31

Credit Suisse Global Sustainable Dividend Equity Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

32

Credit Suisse Global Sustainable Dividend Equity Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

33

Credit Suisse Global Sustainable Dividend Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

34

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  GSDE-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
EMERGING MARKETS EQUITY
FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Emerging Markets Equity Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary

11/1/2015 – 10/31/16

Fund & Benchmark	Performance
Class I1	10.46%
Class A1, 2	10.08%
Class C1, 2	9.31%
MSCI Emerging Markets USD Index NR3	9.27%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively. 2

Market Review: A strong period despite market shocks

The twelve-month period ended October 31, 2016 brought considerable gains for emerging market equities. The MSCI Emerging Markets USD Index NR (the "Index"), the Fund's benchmark, returned 9.27%. A more dovish U.S. Federal Reserve (the "Fed"), recovering global growth, and a rise in commodities all helped to provide lift to the asset class.

The year initially began with declines at the end of 2015. The main concerns at the time centered on the path the Fed would take on interest rates. Retrospectively, these concerns were overdone, as the only hike of the year took place at the end of 2015. Although the markets were dealt a few shocks from the Brazilian impeachment proceedings, the Brexit vote, and the U.S. presidential campaigns, the attractive growth, valuation, and yield emanating from emerging markets were able to stave off concerns.

Strategic Review: Anticipating continued positive performance for Emerging Markets

For the annual period ended October 31, 2016, the Fund outperformed its benchmark, gaining 10.46% net of fees (Class I shares) as compared to 9.27% for the Index. The Fund initially underperformed in late 2015, but has more than made up for those losses in 2016, with outperformance entirely generated from stock selection. The portfolio's recent strength has come from the more valuation-sensitive stages of Cash Cow and Financials.

1

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

The last few uncertain years have made stock selection in the Cash Cow stage difficult, as investors flocked to these typically stable companies with little regard to their multiples. Recently, however, this "quality at any price" mindset has taken a turn — for example, in the third quarter of 2015 there were global growth and political concerns in emerging markets like China and Brazil. In that time, the cheapest Cash Cow names — ILC's preferred profile — underperformed the most expensive by more than 600bps. Against 2016's calmer backdrop, however, valuation has regained relevance as investors anticipate smoother global growth and normalizing interest rates. More rationally priced Cash Cows are now beating their richer peers by approximately 300bps, offering a tailwind for the portfolio.

Looking ahead, we expect the implications of the recent U.S. presidential election and Fed interest rate decisions will be the focal point for investors as 2016 comes to a close. The increased probability of a late 2016 interest rate hike in the United States has lent recent momentum back to the Growth stage. In short order, the year-to-date return spread between the lagging Growth and leading Restructuring stages narrowed from 9% to 3%. During the past four years, the Growth stage has returned 24% while the Restructuring stage lost 18%. If the relative global stability persists, the performance gap between the stages is likely to continue narrowing and the valuation-sensitive alpha portions of the portfolio should be well positioned for additional gains.

HOLT Active Equity Group

Alfred S. Bryant

Foreign investments involve significant risks including risk of loss of principal, currency risk, derivatives risk, emerging markets risk, equity exposure risk, foreign securities risk, information risk, political risk, access risk, operational risk, liquidity risk, manager risk, market risk, and small- and mid-cap stock risk. In addition, the Fund is subject to options risk and participation notes risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their

2

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Emerging Market Equity Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and MSCI Emerging
Markets USD Index NR3 from Inception (12/26/13)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 4.24%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 8.31%.

3  Morgan Stanley Capital International (MSCI) Emerging Markets USD Index NR is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not have transaction costs and investors can not invest directly in the index.

4

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	10.46%	(1.62)%
Class A Without Sales Charge	10.08%	(1.87)%
Class A With Maximum Sales Charge	4.24%	(3.70)%
Class C Without CDSC	9.31%	(2.61)%
Class C With CDSC	8.31%	(2.61)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 2.60% for Class I shares, 2.85% for Class A shares and 3.60% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Class I shares, 1.50% for Class A shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date December 26, 2013.

5

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,093.40	$1,092.30	$1,087.70
Expenses Paid per $1,000*	$6.58	$7.89	$11.81
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,018.85	$1,017.60	$1,013.83
Expenses Paid per $1,000*	$6.34	$7.61	$11.39
	Class I	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Emerging Markets Equity Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Sector Breakdown*

Financials	28.1%
Information Technology	25.9
Consumer Discretionary	11.8
Consumer Staples	6.7
Energy	6.1
Telecommunication Services	4.5
Industrials	4.3
Materials	4.0
Utilities	3.0
Health Care	2.4
Short-Term Investment[1]	2.3
Commingled Funds	0.9
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

8

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (95.3%)
BRAZIL (7.1%)
Commercial Banks (1.8%)
Banco do Brasil S.A.	50,500	$467,219
Electric Utilities (1.0%)
Transmissora Alianca de Energia Eletrica S.A.	40,100	262,828
Food Products (1.3%)
Marfrig Global Foods S.A.(1)	191,700	344,543
Household Durables (1.3%)
Cyrela Brazil Realty S.A.	42,900	145,672
MRV Engenharia e Participacoes S.A.	50,200	195,989
		341,661
Insurance (1.7%)
Porto Seguro S.A.	45,700	436,957
		1,853,208
CHILE (1.5%)
Commercial Banks (0.7%)
Banco de Credito e Inversiones	3,457	176,496
Electric Utilities (0.8%)
Enersis Americas S.A., ADR	25,500	221,085
		397,581
CHINA (20.5%)
Biotechnology (0.9%)
China Biologic Products, Inc.(1)	1,900	224,409
Building Products (0.7%)
China Lesso Group Holdings Ltd.	241,000	176,439
Commercial Banks (7.5%)
Agricultural Bank of China Ltd., Series H	943,400	396,897
Bank of China Ltd., Series H	1,740,700	780,111
China CITIC Bank Corp. Ltd., Series H	792,100	510,896
Chongqing Rural Commercial Bank Co. Ltd., Series H	476,400	285,133
		1,973,037
Diversified Consumer Services (1.1%)
TAL Education Group, ADR(1)	3,400	276,896
Electronic Equipment, Instruments & Components (0.7%)
AAC Technologies Holdings, Inc.	19,200	182,953
Gas Utilities (0.5%)
ENN Energy Holdings Ltd.	28,700	134,940
Insurance (0.6%)
PICC Property & Casualty Co. Ltd., Series H	104,500	168,689

See Accompanying Notes to Financial Statements.
9

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
CHINA
Internet Software & Services (6.1%)
NetEase, Inc., ADR	1,700	$436,883
Tencent Holdings Ltd.	44,100	1,168,858
		1,605,741
Machinery (0.6%)
Fujian Longking Co. Ltd., Series A	82,492	157,045
Metals & Mining (0.8%)
China Hongqiao Group Ltd.	240,400	214,838
Pharmaceuticals (1.0%)
China Medical System Holdings Ltd.	82,000	128,063
Humanwell Healthcare Group Co. Ltd., Series A	47,200	142,838
		270,901
		5,385,888
HONG KONG (8.7%)
Auto Components (1.6%)
Xinyi Glass Holdings Ltd.	493,900	424,712
Electronic Equipment, Instruments & Components (0.6%)
PAX Global Technology Ltd.	265,500	166,808
Food Products (1.9%)
WH Group Ltd.	617,600	500,237
Household Durables (1.2%)
Haier Electronics Group Co. Ltd.	197,700	318,668
Industrial Conglomerates (1.3%)
Jardine Strategic Holdings Ltd.	9,400	329,821
Real Estate Management & Development (1.3%)
Kerry Properties Ltd.	106,000	335,669
Wireless Telecommunication Services (0.8%)
China Mobile Ltd.	19,100	218,837
		2,294,752
INDIA (4.3%)
Automobiles (2.5%)
Hero MotoCorp Ltd.	10,300	516,978
Tata Motors Ltd., ADR	3,300	130,053
		647,031
Diversified Financial Services (0.7%)
Rural Electrification Corp. Ltd.	89,200	180,239
Media (0.5%)
Zee Entertainment Enterprises Ltd.	19,100	148,141

See Accompanying Notes to Financial Statements.
10

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
INDIA
Thrifts & Mortgage Finance (0.6%)
Indiabulls Housing Finance Ltd., GDR	12,700	$161,163
		1,136,574
INDONESIA (0.6%)
Gas Utilities (0.6%)
PT Perusahaan Gas Negara Persero Tbk	861,500	169,025
LUXEMBOURG (1.3%)
Metals & Mining (1.3%)
Ternium S.A., ADR	14,400	344,304
MEXICO (2.7%)
Hotels, Restaurants & Leisure (1.0%)
Alsea S.A.B. de C.V.	67,600	253,471
Industrial Conglomerates (1.7%)
Alfa S.A.B. de C.V., Class A	303,100	462,204
		715,675
PANAMA (1.2%)
Commercial Banks (1.2%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	11,200	302,064
RUSSIA (5.2%)
Diversified Financial Services (1.8%)
Moscow Exchange MICEX-RTS PJSC	253,200	469,279
Oil, Gas & Consumable Fuels (3.4%)
Gazprom PAO, ADR	77,650	336,224
Lukoil PJSC, ADR	11,500	559,015
		895,239
		1,364,518
SINGAPORE (1.1%)
Commercial Banks (0.4%)
DBS Group Holdings Ltd.	9,700	104,505
Software (0.7%)
IGG, Inc.	235,300	171,531
		276,036
SOUTH AFRICA (2.4%)
Commercial Banks (0.6%)
Nedbank Group Ltd.	9,500	155,520
Insurance (0.5%)
Liberty Holdings Ltd.	15,800	136,045

See Accompanying Notes to Financial Statements.
11

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
SOUTH AFRICA
Real Estate Investment Trusts (1.3%)
Growthpoint Properties Ltd.	177,200	$330,464
		622,029
SOUTH KOREA (17.1%)
Automobiles (1.2%)
Hyundai Motor Co.	1,400	170,925
Kia Motors Corp.	4,200	149,137
		320,062
Biotechnology (0.5%)
Medy-Tox, Inc.	400	141,919
Chemicals (1.0%)
Soulbrain Co. Ltd.	4,700	256,133
Commercial Banks (3.4%)
Woori Bank	82,000	893,647
Computers & Peripherals (4.8%)
Samsung Electronics Co. Ltd.	880	1,258,689
Diversified Telecommunication Services (2.3%)
KT Corp.	21,000	592,403
Household Products (1.0%)
LG Household & Health Care Ltd.	350	250,368
Internet Software & Services (1.1%)
NAVER Corp.	400	299,266
Tobacco (1.8%)
KT&G Corp.	4,900	483,288
		4,495,775
TAIWAN (13.3%)
Computers & Peripherals (5.0%)
Asustek Computer, Inc.	34,500	302,022
Compal Electronics, Inc.	1,094,000	650,511
Pegatron Corp.	132,300	356,254
		1,308,787
Electronic Equipment, Instruments & Components (2.7%)
E Ink Holdings, Inc.	337,000	285,626
Hon Hai Precision Industry Co. Ltd.	156,498	422,726
		708,352
Household Durables (0.7%)
Nien Made Enterprise Co. Ltd.	14,900	172,583
Personal Products (0.7%)
Grape King Bio Ltd.	21,900	183,883

See Accompanying Notes to Financial Statements.
12

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Number of Shares	Value
COMMON STOCKS (continued)
TAIWAN
Semiconductors & Semiconductor Equipment (4.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	183,700	$1,102,448
		3,476,053
THAILAND (6.3%)
Chemicals (0.9%)
PTT Global Chemical PCL	132,500	227,159
Commercial Banks (2.0%)
Bangkok Bank PCL, NVDR	54,400	247,870
Krung Thai Bank PCL, NVDR	573,500	281,659
		529,529
Oil, Gas & Consumable Fuels (2.6%)
PTT PCL	70,200	694,027
Specialty Retail (0.8%)
Home Product Center PCL, NVDR	701,200	201,915
		1,652,630
TURKEY (1.4%)
Diversified Telecommunication Services (1.4%)
Turk Telekomunikasyon AS	192,100	355,157
UNITED ARAB EMIRATES (0.6%)
Real Estate Management & Development (0.6%)
Aldar Properties PJSC	217,400	155,623
TOTAL COMMON STOCKS (Cost $23,363,839)		24,996,892
PREFERRED STOCKS (1.5%)
BRAZIL (0.7%)
Commercial Banks (0.7%)
Banco Bradesco S.A.	17,688	186,834
COLOMBIA (0.8%)
Commercial Banks (0.8%)
Banco Davivienda S.A.	19,100	195,073
TOTAL PREFERED STOCKS (Cost $363,815)		381,907
EXCHANGE TRADED FUNDS (1.0%)
FRANCE (0.4%)
Lyxor ETF MSCI India(1)	6,350	100,130
LUXEMBOURG (0.6%)
db x-trackers NIFTY 50 UCITS ETF(1)	1,125	148,147
TOTAL EXCHANGE TRADED FUNDS (Cost $201,734)		248,277

See Accompanying Notes to Financial Statements.
13

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
October 31, 2016

	Par (000)	Value
SHORT-TERM INVESTMENT (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 11/01/2016 (Cost $611,880)	$612	$611,880
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $24,541,268)		26,238,956
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(13,118)
NET ASSETS (100.0%)		$26,225,838

(1)  Non-income producing security.

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

See Accompanying Notes to Financial Statements.
14

Credit Suisse Emerging Markets Equity Fund
Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $24,541,268) (Note 2)	$26,238,956
Cash	50,000
Foreign currency at value (Cost $7,977)	7,949
Dividend receivable	21,411
Receivable for Fund shares sold	12,065
Receivable from investment adviser (Note 3)	2,093
Prepaid expenses	7,463
Total assets	26,339,937
Liabilities
Administrative services fee payable (Note 3)	40,522
Shareholder servicing/Distribution fee payable (Note 3)	1,671
Trustees' fee payable	8,031
Accrued expenses	63,875
Total liabilities	114,099
Net Assets
Capital stock, $.001 par value (Note 6)	2,874
Paid-in capital (Note 6)	28,714,050
Accumulated undistributed net investment income	219,519
Accumulated net realized loss on investments and foreign currency transactions	(4,401,011)
Net unrealized appreciation from investments and foreign currency translations	1,690,406
Net assets	$26,225,838
I Shares
Net assets	$23,328,970
Shares outstanding	2,555,135
Net asset value, offering price and redemption price per share	$9.13
A Shares
Net assets	$1,245,564
Shares outstanding	136,713
Net asset value and redemption price per share	$9.11
Maximum offering price per share (net asset value/(1-5.25%))	$9.61
C Shares
Net assets	$1,651,304
Shares outstanding	182,410
Net asset value, offering price and redemption price per share	$9.05

See Accompanying Notes to Financial Statements.
15

Credit Suisse Emerging Markets Equity Fund
Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Dividends	$856,591
Foreign taxes withheld	(100,336)
Total investment income	756,255
Expenses
Investment advisory fees (Note 3)	213,668
Administrative services fees (Note 3)	177,285
Shareholder servicing/Distribution fees (Note 3)
Class A	2,988
Class C	15,017
Registration fees	47,084
Audit and tax fees	44,205
Legal fees	30,865
Trustees' fees	30,387
Custodian fees	18,874
Printing fees	18,774
Transfer agent fees (Note 3)	16,229
Commitment fees (Note 4)	14,026
Insurance expense	616
Miscellaneous expense	6,229
Total expenses	636,247
Less: fees waived and expenses reimbursed (Note 3)	(321,480)
Net expenses	314,767
Net investment income	441,488
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,311,326)
Net realized loss from foreign currency transactions	(22,383)
Net change in unrealized appreciation (depreciation) from investments	4,368,258
Net change in unrealized appreciation (depreciation) from foreign currency translations	(9,407)
Net realized and unrealized gain from investments and foreign currency related items	2,025,142
Net increase in net assets resulting from operations	$2,466,630

See Accompanying Notes to Financial Statements.
16

Credit Suisse Emerging Markets Equity Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment income	$441,488	$335,565
Net realized loss from investments and foreign currency transactions	(2,333,709)	(1,423,903)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	4,358,851	(3,506,474)
Net increase (decrease) in net assets resulting from operations	2,466,630	(4,594,812)
From Dividends
Dividends from net investment income
Class I	(337,426)	(620,068)
Class A	(17,340)	(31,587)
Class C	(10,307)	(16,465)
Net decrease in net assets resulting from dividends	(365,073)	(668,120)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,643,676	6,646,901
Reinvestment of dividends	365,074	665,629
Net asset value of shares redeemed	(1,740,996)	(1,443,532)
Net increase in net assets from capital share transactions	267,754	5,868,998
Net increase in net assets	2,369,311	606,066
Net Assets
Beginning of year	23,856,527	23,250,461
End of year	$26,225,838	$23,856,527
Accumulated undistributed (overdistributed) net investment income	$219,519	$(14,029)

See Accompanying Notes to Financial Statements.
17

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014[1]
Per share data
Net asset value, beginning of period	$8.41	$10.36	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.13	0.16
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.69	(1.82)	0.20
Total from investment operations	0.85	(1.69)	0.36
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.26)	—
Total dividends	(0.13)	(0.26)	—
Net asset value, end of period	$9.13	$8.41	$10.36
Total return[3]	10.46%	(16.68)%	3.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$23,329	$21,051	$21,040
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets	1.94%	1.36%	1.88%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.35%	1.17%	1.38%[4]
Portfolio turnover rate	61%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014[1]
Per share data
Net asset value, beginning of period	$8.40	$10.34	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.13	0.11	0.15
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.70	(1.81)	0.19
Total from investment operations	0.83	(1.70)	0.34
LESS DIVIDENDS
Dividends from net investment income	(0.12)	(0.24)	—
Total dividends	(0.12)	(0.24)	—
Net asset value, end of period	$9.11	$8.40	$10.34
Total return[3]	10.08%	(16.74)%	3.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,246	$1,288	$1,182
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%[4]
Ratio of net investment income to average net assets	1.64%	1.18%	1.72%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.35%	1.17%	1.38%[4]
Portfolio turnover rate	61%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014[1]
Per share data
Net asset value, beginning of period	$8.34	$10.28	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.08	0.06	0.08
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.69	(1.84)	0.20
Total from investment operations	0.77	(1.78)	0.28
LESS DIVIDENDS
Dividends from net investment income	(0.06)	(0.16)	—
Total dividends	(0.06)	(0.16)	—
Net asset value, end of period	$9.05	$8.34	$10.28
Total return[3]	9.31%	(17.48)%	2.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,651	$1,518	$1,028
Ratio of net expenses to average net assets	2.25%	2.25%	2.25%[4]
Ratio of net investment income to average net assets	0.93%	0.62%	0.91%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.35%	1.17%	1.38%[4]
Portfolio turnover rate	61%	62%	50%

1  For the period December 26, 2013 (Inception Date) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
20

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Emerging Markets Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts ("ADRs"), exchange-traded funds, futures contracts and certain indices, and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market

21

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$8,442,206	$16,554,686	$—	$24,996,892
Preferred Stocks	381,907	—	—	381,907
Exchange Traded Funds	—	248,277	—	248,277
Short-term Investment	—	611,880	—	611,880
	$8,824,113	$17,414,843	$—	$26,238,956

For the year ended October 31, 2016, there were no transfers between Level 2 and Level 3, but there was $248,277 transferred out from Level 1 to Level 2 due to lack of market data because of a decrease in market activity and $2,040,042 transferred out from Level 2 to Level 1 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

23

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

24

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent

25

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions, and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

J) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally

26

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses would not exceed 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares, and 2.25% of the Fund's average daily net assets for Class C shares. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $213,668 and $321,480, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not

27

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$781,160	$228,447	$267,752	$284,961
Class A	45,471	13,198	16,088	16,185
Class C	49,026	12,296	16,396	20,334
Totals	$875,657	$253,941	$300,236	$321,480

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $21,367.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $155,918.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $2,988 for Class A shares and $15,017 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $13,058, which is included within transfer agent fees in the Statement of Operations.

28

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of the Fund's Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) were $14,640,354 and $14,245,323, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	193,469	$1,580,312	559,159	$5,526,914
Shares issued in reinvestment of dividends	43,765	337,426	64,398	617,577
Shares redeemed	(183,703)	(1,510,760)	(151,958)	(1,443,532)
Net increase	53,531	$406,978	471,599	$4,700,959

29

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	6,626	$48,650	35,734	$355,000
Shares issued in reinvestment of dividends	2,249	17,340	3,294	31,587
Shares redeemed	(25,497)	(206,889)	—	—
Net increase (decrease)	(16,622)	$(140,899)	39,028	$386,587
	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,699	$14,714	80,234	$764,987
Shares issued in reinvestment of dividends	1,337	10,308	1,717	16,465
Shares redeemed	(2,577)	(23,347)	—	—
Net increase	459	$1,675	81,951	$781,452

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	2	*	97%
Class A	3	*	95%
Class C	2	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income
2016	2015
$365,073	$668,120

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax

30

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes (continued)

differences. These differences are primarily due to adjustments for sales of shares in passive foreign investment companies, wash sales and organizational expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$468,856
Accumulated net realized loss	(4,384,405)
Unrealized appreciation	1,453,417
$(2,462,132)

At October 31, 2016, the Fund had $2,656,193 of unlimited short-term and $1,728,212 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$24,778,257
Unrealized appreciation	$2,733,603
Unrealized depreciation	(1,272,904)
Net unrealized appreciation	$1,460,699

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and passive foreign investment company gain (loss), paid-in capital was charged $1, accumulated net realized loss was charged $157,132 and accumulated undistributed net investment income was credited $157,133. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

31

Credit Suisse Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Emerging Markets Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the period from December 26, 2013 to October 31, 2014 was audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Emerging Markets Equity Fund as of October 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

32

Credit Suisse Emerging Markets Equity Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

33

Credit Suisse Emerging Markets Equity Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Emerging Markets Equity Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

35

Credit Suisse Emerging Markets Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

36

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  EMF-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary
11/1/2015 – 10/31/2016

Fund & Benchmark	Performance
Class I1	7.40%
Class A1,2	7.12%
Class C1,2	6.33%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index[3]	0.33%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A volatile, yet positive period

The twelve-month period ended October 31, 2016 was a volatile one for the credit markets, with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Fund's benchmark, returning 0.33%.

For the first four months of the period, uncertainty around oil and commodity prices, vagueness around U.S. Federal Reserve ("Fed") rate increases, retail outflows, the United Kingdom's vote to withdraw from the European Union, speculation about U.S. election results, and global economic concerns created market volatility. The tone of the market, however, changed in late February and led to a rally in numerous asset classes. In particular, both the high yield and leveraged loan markets ended the twelve-month period on a positive note, returning 10.18% and 6.30%, respectively.

It's worth noting that technicals in both the high yield and leveraged loan markets have been positive for much of this period. In fact, high yield bond mutual funds have reported positive inflows of $11.1 billion on a calendar year-to-date basis compared to a $1.1 billion outflow during the same period last year. With respect to leveraged loans, however, mutual fund flows have had net outflows of $15.7 billion reported for the twelve-month period ended October 31, 2016. Positive collateralized loan obligation ("CLO") issuance, however, has more than outweighed outflows, as $67 billion of new CLOs were issued in the last twelve months.

Default activity for high yield, as measured by JP Morgan, increased to 4.84% for the period, though if commodities are excluded, it was only 0.46%. Similarly,

1

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

loan default rates ended the period at 1.95% — and of the $25 billion of defaults in 2016, $16.5 billion were borrowers in the oil & gas or metals & mining sectors. While there is high likelihood of elevated defaults for these troubled industries going forward, overall stable fundamentals should minimize defaults broadly. In fact, default activity, outside of commodities and oil, is expected to remain low in 2017.

Strategic Review and Outlook: Well positioned going forward

For the annual period ended October 31, 2016, the Fund outperformed its benchmark. The high yield and loan asset classes were the greatest contributors to performance, as each asset class returned more than 9%. CLOs also provided positive contribution to returns. However, because exposure to the asset class is limited, its contribution was not as impactful as the below investment grade-asset classes.

After a weak start to 2016, credit markets have experienced substantial positive returns in the second and third quarters — largely driven by improved commodity and oil outlooks, as well as dissipating global macroeconomic concerns. Coupled with the continued pursuit of yield in a low global rate environment, technicals were decidedly strong for credit asset classes.

We expect that the recent U.S. election results may bring slightly elevated volatility in both the loan market and high yield asset class in the near term. However, we do not believe there are sufficient factors to support prolonged instability, as we do not expect any fundamental shift in credit outlook or supply and demand. We are mindful of rate volatility in the near term as we continue to believe in the heightened likelihood of tightening from the Fed in December. In addition, the long end of the treasury curve could witness additional weakening in the face of increased inflation expectations. Within bonds, we will continue to maintain a shorter duration in the portfolio and focus on B-rated bonds. Additionally, because a large portion of the Fund is focused on short duration, floating rate loan products, we believe it should be positioned well in a rising rate environment. Lastly, we believe the improved commodity backdrop will lead to a stabilization and potential decline in overall default activity.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

2

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and the BofA
Merrill Lynch 3-Month U.S. Treasury Bill Index3
from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 2.01%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 5.33%.

3  Using only liquid securities, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. The Index does not have transaction costs and investors may not invest directly in the Index.

4

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Average Annual Returns as of October 31, 20161

	1 Year	Since Inception[2]
Class I	7.40%	6.78%
Class A Without Sales Charge	7.12%	6.51%
Class A With Maximum Sales Charge	2.01%	5.25%
Class C Without CDSC	6.33%	5.74%
Class C With CDSC	5.33%	5.74%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.29% for Class I shares, 1.54% for Class A shares and 2.29% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2018. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date September 28, 2012.

5

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,100.80	$1,099.30	$1,095.20
Expenses Paid per $1,000*	$5.23	$6.54	$10.48
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,020.16	$1,018.90	$1,015.13
Expenses Paid per $1,000*	$5.03	$6.29	$10.08
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2016)

S&P Ratings**
BBB	5.1%
BB	20.2
B	43.2
CCC	15.8
C	0.9
D	0.8
NR	6.5
Subtotal	92.5
Equity and Other	0.7
Short-Term Investment[1]	6.8
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P is a main provider of ratings for Credit Assets Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

8

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (42.5%)
Advertising (1.0%)
$250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B, Ba3)	11/01/24	4.875	$250,625
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 104.50)(1)	(B, Ba3)	01/15/21	6.000	518,750
					769,375
Auto Parts & Equipment (1.4%)
450	Cooper-Standard Automotive, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/21 @ 102.81)(1)	(B, B2)	11/15/26	5.625	453,375
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	387,500
1,049	UCI International LLC, Global Company Guaranteed Notes (Callable 12/01/16 @ 102.16)(2)	(NR, NR)	02/15/19	8.625	230,780
					1,071,655
Brokerage (1.2%)
925	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	929,625
Building & Construction (1.1%)
500	AV Homes, Inc., Global Company Guaranteed Notes (Callable 12/01/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	522,500
325	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	338,812
					861,312
Building Materials (2.4%)
1,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,045,000
200	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, Caa1)	08/15/21	8.250	210,000
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	549,375
					1,804,375

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV (4.8%)
$800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	$826,000
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB-, Ba3)	05/15/26	5.500	409,000
450	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B1)	06/15/22	5.750	475,875
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	325,875
300	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	345,750
250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 104.69)(1)	(B, B3)	08/01/21	6.250	263,125
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	480,344
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	202,250
350	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	346,500
					3,674,719
Chemicals (3.3%)
525	Blue Cube Spinco, Inc., Global Company Guaranteed Notes (Callable 10/15/20 @ 102.44)	(BB, Ba1)	10/15/23	9.750	619,500
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	270,312
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 100.00)(1),(2),(3),(4)	(NR, NR)	05/08/17	9.000	2,091
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 12/01/16 @ 103.19)	(B, Caa1)	08/15/20	6.375	767,125
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB-, Ba3)	09/30/24	5.500	307,500

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$500	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(1)	(BBB, NR)	05/15/23	4.875	$521,250
					2,487,778
Consumer/Commercial/Lease Financing (1.5%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	609,000
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	511,875
					1,120,875
Diversified Capital Goods (0.5%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	360,500
Energy - Exploration & Production (1.6%)
500	Aker BP ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	556,875
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(D, Ca)	04/15/21	6.750	643,125
					1,200,000
Gaming (1.1%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(5)	(B, B2)	02/15/21	8.250	869,424
Gas Distribution (2.0%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,002,500
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 12/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	516,250
					1,518,750
Health Facilities (1.2%)
250	Care Capital Properties LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	248,376

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Facilities
$250	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	$245,000
400	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	415,500
					908,876
Media - Diversified (1.2%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	747,175
150	National CineMedia LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 102.88)(1)	(B, B2)	08/15/26	5.750	154,875
					902,050
Media Content (0.7%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	542,500
Metals & Mining - Excluding Steel (2.2%)
16	New Day Aluminum LLC(4)	(NR, NR)	10/28/20	4.000	14,177
2,975	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 12/01/16 @ 105.50)(2)	(NR, NR)	06/01/19	11.000	1,785
2,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 12/01/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	1,625,000
					1,640,962
Oil Field Equipment & Services (3.0%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	285,000
549	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 11/30/16 @ 100.00)(6)	(NR, NR)	02/04/20	8.400	200,752
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 100.00)(1)	(B-, Ca)	12/01/17	7.250	320,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	592,000

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services
$500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/16 @ 102.16)(1)	(CCC, B2)	11/01/18	8.625	$402,500
216	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	9.750	107,836
88	Sidewinder Drilling, Inc.(3),(4)	(NR, NR)	11/15/19	12.000	79,504
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(BB-, Caa1)	10/15/22	5.550	279,500
					2,267,092
Oil Refining & Marketing (1.5%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	372,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 12/01/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	512,500
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	253,125
					1,137,625
Pharmaceuticals (0.2%)
200	Endo Finco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(B, B3)	02/01/25	6.500	169,500
Real Estate Investment Trusts (1.0%)
500	iStar, Inc., Senior Unsecured Notes (Callable 12/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	501,875
275	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(BB-, B3)	11/01/23	8.125	278,094
					779,969
Recreation & Travel (1.4%)
500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	535,000
400	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	402,000
100	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	103,025
					1,040,025

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants (1.4%)
$935	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 11/30/16 @ 101.00)(1),(5),(7)	(CCC, Caa2)	10/15/19	7.189	$762,699
300	Landry's, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	306,750
					1,069,449
Software - Services (1.8%)
300	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B+, B2)	01/15/23	4.500	280,125
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	347,500
300	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	241,500
500	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	500,000
					1,369,125
Steel Producers/Products (0.4%)
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa2)	06/15/23	9.875	316,500
Support - Services (1.6%)
600	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	606,000
200	The GEO Group, Inc., Global Company Guaranteed Notes (Callable 04/15/21 @ 103.00)	(B+, B1)	04/15/26	6.000	173,500
500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC, Caa3)	10/01/22	8.500	397,500
					1,177,000
Tech Hardware & Equipment (1.6%)
500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 102.25)(1)	(CCC+, B2)	04/01/19	9.000	417,500

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment
$500	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	$535,000
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	274,062
					1,226,562
Telecom - Satellite (0.4%)
330	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 100.00)(1)	(B, B3)	05/15/17	6.000	331,238
Telecom - Wireless (1.0%)
750	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	744,375
TOTAL CORPORATE BONDS (Cost $36,466,430)					32,291,236
BANK LOANS (42.1%)
Aerospace & Defense (0.6%)
101	Aveos Fleet Performance, Inc.(2),(3),(4),(7)	(CCC+, B3)	03/12/17	12.750	—
494	Sequa Corp.(7)	(CCC-, Caa3)	06/19/17	5.250	456,057
					456,057
Building Materials (1.6%)
450	Morsco, Inc.(7)	(B, B3)	10/19/23	8.000	443,250
748	Priso Acquisition Corp.(7)	(B, B2)	05/08/22	4.500	751,149
					1,194,399
Chemicals (3.4%)
728	Colouroz Investment 2 LLC(7)	(CCC+, Caa1)	09/06/22	8.250	701,016
331	INEOS Styrolution Group GmbH(7)	(BB-, B1)	09/14/21	4.750	334,541
1,000	Minerals Technologies, Inc.(7)	(BB+, Ba2)	05/09/21	4.750	1,013,750
499	Univar, Inc.(7)	(BB-, B2)	07/01/22	4.250	500,194
					2,549,501
Diversified Capital Goods (0.9%)
673	Douglas Dynamics Holdings, Inc.(7)	(BB-, B2)	12/31/21	5.250	677,074
Electronics (1.9%)
778	Avago Technologies Cayman Ltd.(7)	(BBB, Ba1)	02/01/23	3.535	787,289
642	MKS Instruments, Inc.(7)	(BB, Ba2)	05/01/23	4.250	648,766
					1,436,055
Forestry & Paper (0.7%)
499	Prolampac Intermediate, Inc.(7)	(B, B3)	08/18/22	5.750	500,535

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities (1.5%)
$724	Drumm Investors LLC(7)	(B, Caa1)	05/04/18	9.500	$723,922
448	Premier Dental Services, Inc.(7)	(B-, Caa1)	11/01/18	7.500	445,991
					1,169,913
Health Services (1.7%)
918	Onex Carestream Finance LP(7)	(B+, B1)	06/07/19	5.000	855,283
926	Valitas Health Services, Inc.(3),(7)	(NR, Caa2)	06/02/17	10.000	428,408
					1,283,691
Health Services (1.3%)
450	ABB Concise Optical Group LLC(7)	(B, B1)	06/15/23	6.000	452,250
500	Surgery Center Holdings, Inc.(7)	(B, B2)	11/03/20	4.750	502,813
					955,063
Insurance Brokerage (1.6%)
593	Acrisure LLC(7)	(B, B2)	05/19/22	6.500	594,730
588	Alliant Holdings I, Inc.(7)	(B, B2)	08/12/22	5.253	592,348
					1,187,078
Investments & Misc. Financial Services (4.2%)
444	Liquidnet Holdings, Inc.(7)	(B, B2)	05/22/19	7.750	440,422
1,000	Mergermarket U.S.A., Inc.(3),(7)	(CCC+, Caa2)	02/04/22	7.500	967,500
748	NorthStar Asset Management Group, Inc.(7)	(BBB-, Ba2)	01/29/23	4.762	749,366
500	VFH Parent LLC(7)	(B, Ba3)	10/21/22	4.250	502,032
579	Walter Investment Management Corp.(7)	(B+, B3)	12/19/20	4.750	543,687
					3,203,007
Machinery (1.6%)
741	CPM Holdings, Inc.(7)	(B+, B1)	04/11/22	6.000	745,254
408	Winoa S.A.(5),(7)	(NR, NR)	01/30/19	3.628	443,731
					1,188,985
Managed Care (0.3%)
258	Sedgwick Claims Management Services, Inc.(7)	(B, B1)	03/01/21	4.250	258,361
Media Content (1.4%)
1,000	DLG Acquisitions Ltd.(5),(7)	(B-, Caa2)	06/30/22	8.250	1,071,536
Metals & Mining - Excluding Steel (0.0%)
266	Noranda Aluminum Acquisition Corp.(2),(7)	(NR, NR)	02/28/19	7.000	29,258
Oil Field Equipment & Services (0.9%)
1,000	Shelf Drilling Holdings Ltd.(7)	(C, B3)	10/08/18	10.000	710,000
Oil Refining & Marketing (1.1%)
975	Philadelphia Energy Solutions LLC(7)	(BB-, B1)	04/04/18	6.250	850,467
Packaging (0.6%)
418	Hilex Poly Co. LLC(7)	(B, B1)	12/05/21	6.000	422,489
Personal & Household Products (0.5%)
384	Serta Simmons Holdings LLC(7)	(B, B1)	10/20/23	4.500	384,336
See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (1.9%)
$694	Alvogen Pharma U.S., Inc.(7)	(B, B3)	04/02/22	6.000	$695,286
750	Valeant Pharmaceuticals International, Inc.(7)	(BB-, Ba2)	08/05/20	5.250	748,436
					1,443,722
Real Estate Development & Management (0.7%)
499	SRS Distribution, Inc.(7)	(B, B2)	08/25/22	5.250	504,247
Software - Services (5.7%)
988	Epicor Software Corp.(7)	(B-, B2)	06/01/22	4.750	978,548
1,000	Flexera Software LLC(7)	(CCC+, Caa1)	04/02/21	8.000	989,580
250	Landslide Holdings, Inc.(7)	(B, B1)	09/27/22	5.500	252,423
737	MA FinanceCo. LLC(7)	(BB-, B1)	11/20/21	4.500	740,844
820	MRI Software LLC(3),(7)	(CCC+, Caa2)	06/23/22	9.000	795,400
745	Pinnacle Holdco Sarl(3),(7)	(B, B3)	07/30/19	4.750	604,647
					4,361,442
Steel Producers/Products (0.5%)
352	Zekelman Industries, Inc.(7)	(BB-, B2)	06/14/21	6.000	355,418
Support - Services (2.5%)
748	Explorer Holdings, Inc.(7)	(B, B1)	05/02/23	6.000	757,634
710	Long Term Care Group, Inc.(3),(7)	(B, B3)	06/06/20	6.000	670,612
94	SGS Cayman LP(7)	(BB-, B2)	04/23/21	6.000	93,504
405	Sutherland Global Services, Inc.(7)	(BB-, B2)	04/23/21	6.000	401,690
					1,923,440
Tech Hardware & Equipment (2.3%)
479	Avaya, Inc.(7)	(CCC+, B2)	03/30/18	6.500	410,301
1,000	Omnitracs, Inc.(7)	(CCC+, Caa1)	05/25/21	8.750	950,415
399	Western Digital Corp.(7)	(BBB-, Ba1)	04/29/23	4.500	404,021
					1,764,737
Telecom - Wireline Integrated & Services (1.0%)
788	AF Borrower LLC(7)	(B, B2)	01/28/22	6.250	791,692
Theaters & Entertainment (1.7%)
499	William Morris Endeavor Entertainment LLC(7)	(B, B1)	05/06/21	5.250	502,340
800	William Morris Endeavor Entertainment LLC(7)	(B-, Caa1)	05/06/22	8.250	801,668
					1,304,008
TOTAL BANK LOANS (Cost $33,796,225)					31,976,511
ASSET BACKED SECURITIES (8.7%)
Collateralized Debt Obligations (8.7%)
750	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(7)	(B, NR)	01/29/25	7.652	661,202
500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(7)	(NR, Ba3)	01/20/28	6.481	461,902
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(3),(8)	(NR, NR)	07/25/27	0.000	330,303
500	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(7)	(B, NR)	09/20/22	7.607	458,191

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(7)	(BB, NR)	01/20/25	5.631	$383,383
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(7)	(B, NR)	08/13/25	6.717	792,199
1,000	OCP CLO Ltd., 2014-6A, Rule 144A(1),(7)	(B, NR)	07/17/26	6.480	718,347
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(3),(8)	(NR, NR)	04/15/26	0.000	365,660
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(7)	(NR, Ba2)	07/15/26	5.880	1,138,247
750	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(7)	(BB, NR)	07/17/24	7.180	741,940
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A(1),(7)	(NR, Ba3)	07/17/26	5.530	561,111
TOTAL ASSET BACKED SECURITIES (Cost $7,482,273)					6,612,485
Number of Shares
COMMON STOCKS (0.6%)
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(9)				29
Building Materials (0.1%)
935	Euramax International, Inc.(9)				65,450
Consumer Products (0.5%)
2,027	Natural Products Group(3),(9)				368,932
TOTAL COMMON STOCKS (Cost $387,777)					434,411
MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.				63,705
2,300	Eaton Vance Floating-Rate Income Trust				33,166
TOTAL MUTUAL FUNDS (Cost $101,102)					96,871
Par (000)			Maturity	Rate%
SHORT-TERM INVESTMENT (6.8%)
$5,208	State Street Bank and Trust Co. Euro Time Deposit (Cost $5,207,946)		11/01/16	0.010	5,207,946
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $83,441,753)					76,619,460
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)					(599,927)
NET ASSETS (100.0%)					$76,019,533

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to a value of $26,835,900 or 35.3% of net assets.

(2)  Bond is currently in default.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2016

(3)  Illiquid security (unaudited).

(4)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(5)  This security is denominated in Euro.

(6)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(7)  Variable rate obligation — The interest rate shown is the rate as of October 31, 2016.

(8)  Zero-coupon security.

(9)  Non-income producing security.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts
Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	22,209	EUR	19,750	12/15/16	Morgan Stanley	$(22,209)	$(21,692)	$517
USD	3,233,577	EUR	2,878,000	10/13/17	Morgan Stanley	(3,233,577)	(3,206,193)	27,384
USD	678,964	GBP	556,250	10/13/17	Morgan Stanley	(678,964)	(684,147)	(5,183)
								$22,718
Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value (Cost $83,441,753) (Note 2)	$76,619,460
Cash	64,984
Foreign currency at value (Cost $743,190)	743,279
Interest receivable	864,675
Receivable for investments sold	549,243
Receivable for fund shares sold	367,258
Unrealized appreciation on forward foreign currency contracts (Note 2)	27,901
Prepaid expenses	29,039
Total assets	79,265,839
Liabilities
Investment advisory fee payable (Note 3)	28,879
Administrative services fee payable (Note 3)	13,206
Shareholder servicing/Distribution fee payable (Note 3)	7,148
Payable for investments purchased	2,971,432
Payable for fund shares redeemed	113,917
Dividend payable	28,671
Trustees' fee payable	8,299
Unrealized depreciation on forward foreign currency contracts (Note 2)	5,183
Accrued expenses	69,571
Total liabilities	3,246,306
Net Assets
Capital stock, $.001 par value (Note 6)	7,809
Paid-in capital (Note 6)	88,440,875
Distributions in excess of net investment income	(184,223)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(5,445,191)
Net unrealized depreciation from investments and foreign currency translations	(6,799,737)
Net assets	$76,019,533
I Shares
Net assets	$60,899,475
Shares outstanding	6,256,348
Net asset value, offering price and redemption price per share	$9.73
A Shares
Net assets	$8,446,562
Shares outstanding	867,133
Net asset value and redemption price per share	$9.74
Maximum offering price per share (net asset value/(1-4.75%))	$10.23
C Shares
Net assets	$6,673,496
Shares outstanding	685,304
Net asset value, offering price and redemption price per share	$9.74

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Interest	$7,133,044
Dividends	5,524
Total investment income	7,138,568
Expenses
Investment advisory fees (Note 3)	630,649
Administrative services fees (Note 3)	108,904
Shareholder servicing/Distribution fees (Note 3)
Class A	49,122
Class C	48,274
Transfer agent fees (Note 3)	64,679
Registration fees	64,106
Audit and tax fees	51,369
Printing fees	36,739
Commitment fees (Note 4)	31,957
Trustees' fees	30,430
Legal fees	26,650
Custodian fees	23,269
Interest expense (Note 4)	6,415
Insurance expense	3,120
Miscellaneous expense	8,025
Total expenses	1,183,708
Less: fees waived (Note 3)	(247,439)
Net expenses	936,269
Net investment income	6,202,299
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized loss from investments	(5,686,019)
Net realized loss from futures contracts	(94,985)
Net realized gain from foreign currency transactions	257,022
Net change in unrealized appreciation (depreciation) from investments	1,281,332
Net change in unrealized appreciation (depreciation) from futures contracts	8,962
Net change in unrealized appreciation (depreciation) from foreign currency translations	(66,037)
Net realized and unrealized loss from investments, futures contracts and foreign currency related items	(4,299,725)
Net increase in net assets resulting from operations	$1,902,574

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment income	$6,202,299	$6,143,552
Net realized loss from investments, futures contracts and foreign currency transactions	(5,523,982)	(636,163)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	1,224,257	(5,610,273)
Net increase (decrease) in net assets resulting from operations	1,902,574	(102,884)
From Dividends and Distributions
Dividends from net investment income
Class I	(4,556,905)	(3,876,591)
Class A	(1,321,799)	(1,570,893)
Class C	(323,595)	(127,369)
Distributions from net realized gains
Class I	—	(1,613,222)
Class A	—	(305,637)
Class C	—	(41,391)
Return of Capital
Class I shares	—	(395,457)
Class A shares	—	(160,249)
Class C shares	—	(12,993)
Net decrease in net assets resulting from dividends and distributions	(6,202,299)	(8,103,802)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	52,419,402	94,917,773
Reinvestment of dividends and distributions	5,933,749	8,029,841
Net asset value of shares redeemed	(112,950,455)	(58,476,549)
Net increase (decrease) in net assets from capital share transactions	(54,597,304)	44,471,065
Net increase (decrease) in net assets	(58,897,029)	36,264,379
Net Assets
Beginning of year	134,916,562	98,652,183
End of year	$76,019,533	$134,916,562
Distributions in excess of net investment income	$(184,223)	$(52,202)

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.78	$10.46	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.71	0.66	0.64	0.61	0.01
Net gain (loss) from investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.04)	(0.46)	(0.06)	0.60	0.06
Total from investment operations	0.67	0.20	0.58	1.21	0.07
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.72)	(0.60)	(0.63)	(0.60)	(0.01)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.06)	—	—	—
Total dividends and distributions	(0.72)	(0.88)	(0.77)	(0.62)	(0.01)
Net asset value, end of period	$9.73	$9.78	$10.46	$10.65	$10.06
Total return[4]	7.40%	2.05%	5.57%	12.29%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$60,899	$65,651	$81,868	$31,830	$20,710
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.99%	0.99%[5]
Ratio of expenses to average net assets excluding interest expense	0.99%	0.99%	0.99%	0.99%	0.99%[5]
Ratio of net investment income to average net assets	7.64%	6.59%	5.94%	5.77%	0.87%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.16%	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	73%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.79	$10.47	$10.66	$10.07	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.64	0.55	0.58	0.45	0.00[3]
Net gain (loss) from investments, futures contracts and foreign currency related items (both realized and unrealized)	0.00[3]	(0.38)	(0.02)	0.73	0.08
Total from investment operations	0.64	0.17	0.56	1.18	0.08
REDEMPTION FEES	—	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.69)	(0.57)	(0.61)	(0.57)	(0.01)
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.06)	—	—	—
Total dividends and distributions	(0.69)	(0.85)	(0.75)	(0.59)	(0.01)
Net asset value, end of period	$9.74	$9.79	$10.47	$10.66	$10.07
Total return[4]	7.12%	1.78%	5.28%	11.94%	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$8,447	$66,244	$14,633	$46,573	$101
Ratio of net expenses to average net assets	1.25%	1.24%	1.24%	1.24%	1.24%[5]
Ratio of expenses to average net assets excluding interest expense	1.24%	1.24%	1.24%	1.24%	1.24%[5]
Ratio of net investment income to average net assets	6.73%	5.45%	5.44%	4.22%	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.16%	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	73%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$9.79	$10.47[2]	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[3]	0.63	0.55	0.53	0.50	(0.00)[4]
Net gain (loss) from investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.06)	(0.45)	(0.05)	0.61	0.06
Total from investment operations	0.57	0.10	0.48	1.11	0.06
REDEMPTION FEES	—	—	0.00[4]	0.00[4]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.62)	(0.51)	(0.52)	(0.50)	(0.00)[4]
Distributions from net realized gains	—	(0.22)	(0.14)	(0.02)	—
Return of capital	—	(0.05)	—	—	—
Total dividends and distributions	(0.62)	(0.78)	(0.66)	(0.52)	(0.00)[4]
Net asset value, end of period	$9.74	$9.79	$10.47[2]	$10.65	$10.06
Total return[5]	6.33%	1.14%	4.53%	11.18%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,673	$3,022	$2,151	$189	$101
Ratio of net expenses to average net assets	2.00%	2.00%	2.00%	1.99%	1.99%[6]
Ratio of expenses to average net assets excluding interest expense	1.99%	1.99%	1.99%	1.99%	1.99%[6]
Ratio of net investment income (loss) to average net assets	6.70%	5.52%	4.97%	4.77%	(0.33)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%	0.16%	0.18%	0.63%	5.25%[6]
Portfolio turnover rate	73%	85%	124%	159%	31%

1  For the period September 28, 2012 (Inception Date) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Financial Statements.
25

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$32,087,628	$203,608	$32,291,236
Bank Loans	—	25,699,486	6,277,025	31,976,511
Asset Backed Securities	—	6,612,485	—	6,612,485
Common Stocks	—	—	434,411	434,411
Mutual Funds	96,871	—	—	96,871
Short-term Investment	—	5,207,946	—	5,207,946
	$96,871	$69,607,545	$6,915,044	$76,619,460
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$27,901	$—	$27,901
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$5,183	$—	$5,183

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Total
Balance as of October 31, 2015	$21,954	$13,384,774	$74,800	$13,481,528
Accrued discounts (premiums)	(3,575)	46,226	—	42,651
Purchases	344,227	1,246,850	14,993	1,606,070
Sales	—	(7,123,457)	—	(7,123,457)
Realized gain (loss)	—	(117,660)	—	(117,660)
Change in unrealized appreciation (depreciation)	(158,998)	114,088	(24,314)	(69,224)
Transfers into Level 3	—	1,413,491	368,932	1,782,423
Transfers out of Level 3	—	(2,687,287)	—	(2,687,287)
Balance as of October 31, 2016	$203,608	$6,277,025	$434,411	$6,915,044
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2016	$(158,998)	$78,391	$(24,314)	$(104,921)

28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2016	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$187,340	Market Approach	Discount for Illiquidity	$0.50 – $0.90 ($0.62)
	$16,268	Income Approach	Expected Remaining Distribution	$0.04 – $0.90 ($0.24)
Bank Loans	$6,277,025	Vendor Pricing	Single Broker Quote	$0.71 – $1.09 ($0.95)
	$0	Income Approach	Expected remaining distribution	NA
Common Stocks	$29	Market Approach	Discount for Illiquidity	NA
	$434,382	Vendor Pricing	Single Broker Quote	$70 – $182 ($147)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2016, there were no transfers between Level 1 and Level 2, but there was $1,782,423 transferred out from Level 2 to Level 3

29

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

due to a lack of pricing source supported by observable inputs and $2,687,287 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2016, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$27,901	Unrealized depreciation on forward foreign currency contracts	$5,183

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain(Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward foreign currency transactions*	$307,833	Net change in unrealized appreciation (depreciation) from forward foreign currency transactions*	$(70,956)
Interest Rate Contracts	Net realized loss from futures contracts	(94,985)	Net change in unrealized appreciation (depreciation) from futures contracts	8,962
		$212,848		$(61,994)

*Statement of Operations includes both forward foreign currency contracts and foreign currency transactions/translations.

For the year ended October 31, 2016, the Fund held an average monthly value on a net basis of $4,495,369 in forward foreign currency contracts and an average monthly notional value on a net basis of $0 and $3,861,295 in long futures and short futures contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain

30

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$27,901	$(5,183)	$—	$—	$22,718

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$5,183	$(5,183)	$—	$—	$—

(a)  Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

31

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

32

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant (FCM). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2016, the Fund had no open futures contracts.

33

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2016 are disclosed in the Schedule of Investments.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

34

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2016, and for the year ended October 31, 2016, there were no securities out on loan.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from

35

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

36

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. Credit Suisse has contractually waived fees and reimbursed expenses so that the Fund's annual operating expenses (excluding interest expense) would not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. For the year ended October 31, 2016, investment advisory fees earned and fees waived/expenses reimbursed were $630,649 and $247,439, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2018.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2016 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Class I	$388,269	$110,479	$102,395	$175,395
Class A	218,893	110,046	50,975	57,872
Class C	20,524	2,283	4,069	14,172
Totals	$627,686	$222,808	$157,439	$247,439

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $75,678.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $33,226.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1 distribution fees of $49,122 for Class A shares and $48,274 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $54,539, which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $4,362 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31,

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 4. Line of Credit (continued)

2016, the Fund had loans outstanding under the Credit Facility of $0. During the year ended October 31, 2016, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense
$388,880	1.623%	$18,450,000	$6,415

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) were $58,550,157 and $109,780,771, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,699,746	$24,919,299	2,163,780	$21,626,181
Shares issued in reinvestment of dividends and distributions	472,724	4,405,459	584,614	5,854,342
Shares redeemed	(3,625,961)	(33,177,588)	(3,861,721)	(38,745,731)
Net decrease	(453,491)	$(3,852,830)	(1,113,327)	$(11,265,208)
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,388,476	$22,246,516	7,083,713	$71,922,814
Shares issued in reinvestment of dividends and distributions	131,389	1,232,816	201,047	2,002,854
Shares redeemed net of redemption fees	(8,420,386)	(77,803,490)	(1,914,221)	(19,207,088)
Net increase (decrease)	(5,900,521)	$(54,324,158)	5,370,539	$54,718,580

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	559,045	$5,253,587	137,898	$1,368,778
Shares issued in reinvestment of dividends and distributions	31,617	295,474	17,251	172,645
Shares redeemed net of redemption fees	(214,013)	(1,969,377)	(51,935)	(523,730)
Net increase	376,649	$3,579,684	103,214	$1,017,693

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3	*	64%
Class A	5		66%
Class C	3		55%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital
2016	2015	2016	2015	2016	2015
$6,202,299	$6,780,225	$—	$754,878	$—	$568,699

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards and futures contracts marked to

40

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes (continued)

market and deferred organizational expenses. At October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$27,245
Accumulated net realized loss	(5,422,437)
Unrealized depreciation	(6,999,560)
$(12,394,752)

At October 31, 2016, the Fund had $1,987,833 of unlimited short-term capital loss carryforwards and $3,434,604 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$83,441,789
Unrealized appreciation	$1,219,330
Unrealized depreciation	(8,041,659)
Net unrealized depreciation	$(6,822,329)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss) and distribution re-designations, paid-in capital was charged $31,520, distributions in excess of net investment income was charged $132,021 and accumulated net realized loss was credited $163,541. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

41

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Fund for each of the years in the two-year period ended October 31, 2014 and for the period from September 28, 2012 (Inception Date) through October 31, 2012 were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Strategic Income Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

42

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since Fund Inception	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

43

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open end portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

44

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since Fund Inception

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since Fund Inception	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

45

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

46

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1016

CREDIT SUISSE FUNDS

Annual Report

October 31, 2016

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2016 (unaudited)

November 25, 2016

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the twelve months ended October 31, 2016.

Performance Summary
11/1/2015 – 10/31/2016

Fund & Benchmark	Performance
Class I1	5.79%
Class A1,2	5.52%
Class B1,2	4.73%
Class C1,2	4.73%
Credit Suisse Leveraged Loan Index[3]	6.30%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively. 2

Market Review: Volatility followed by Positive Returns

The annual period ended October 31, 2016 was a positive, yet volatile one for the senior secured loan asset class. The Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returned 6.30% for the period. The discount margin for senior loans, using a three-year average life assumption, tightened 1.02% during the period to +494 basis points. Principal appreciation was a large contributor to returns, as the price of the Index increased 1.30 points to finish the period at 95.12.

In general, after a tough start to 2016, credit markets experienced positive returns in the second and third quarters on the back of improved commodity prices and fading global macroeconomic concerns. Specifically, general volatility in oil and commodities prices forced a general sell off through February. But as the volatility subsided, the subsequent rally enticed borrowers to tap the loan market, and $407 billion of institutional loans priced during the period — almost 60% of which was used for the refinancing/repricing of existing debt. In comparison, $320 billion was issued in the previous period, with only 43% used for refinancing/repricing, according to JPMorgan.

Additionally, collateralized loan obligation ("CLO") issuance has been more robust than expected. Heading into 2016, underwriters had dampened their expectations for CLO issuance due to both volatility in the underlying loan market and concerns over risk retention. However, many managers were able

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

to work through risk retention, and an 8-month rally in loans pushed CLO issuance far above expectations. Although expectations were only for $40-50 billion, the 12-month period ended October 31, 2016 saw issuance of $67 billion. Positive CLO issuance more than offset the $15.7 billion in net Prime Fund outflows (according to LCD — "Legal Commentary & Data") for the period. These factors helped propel a rally in loans, which returned 9.68% from March through October.

Outside of oil & gas and metals & mining, fundamentals in the senior secured loan market have been strong. Default rates ended the period at 1.95%. Of the $25 billion in 2016 defaults, $16.5 billion were borrowers in the oil & gas or metals & mining sectors. While we expect elevated defaults for these troubled industries going forward, overall fundamentals and cheap capital structures should minimize defaults broadly.

From a quality point of view, the lower rated portion of the Index outperformed for the year. CCC/Split CCC posted the highest returns, at 14.18%, followed by distressed (CC, C, and Default) loans, which returned 9.85% during the period. Split BBB and BB- rated loans underperformed with returns of 4.44% and 5.11%, respectively.

Strategy Review and Outlook: Anticipating Rising Rates

For the 12-month period ended October 31, 2016, the Fund underperformed the Index. Security selection in the bank loan (particularly in healthcare and chemicals) asset class contributed positively to relative returns. An underweight to utilities also contributed positively to relative returns. However, security selection in electronics and finance (though these securities had positive returns on an absolute basis) detracted from relative performance, as their returns were lower than those of the Index's components. Additionally, exposure to B-rated investments added to performance, while exposure to lower rated CCC, CCC- and CC positions detracted from relative returns due to negative security selection.

The Fund has been underweight utilities, as we believe renewable energy substitutes and recent construction of highly efficient gas plants have continued to cause pressure for the industry, and the Fund currently has zero exposure to the sector. The portfolio maintains overweight positions in chemicals, financial services and information technology (software) based on our view of favorable fundamentals and strong relative value in those sectors. Additionally, the portfolio is underweight healthcare, as we believe investors are not being adequately compensated for certain names. Finally, we are maintaining the Fund's overweight exposure to B-rated issues.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Looking forward, we expect the recent U.S. election results may bring slightly elevated volatility in the loan market over the near term. As was the case with Brexit, we do not believe that there are sufficient factors to support a significant sell off. This is in part because the portion of the market with the most flight risk, retail ownership, has been materially reduced over the past few years, and the continued growth in demand for loans has been largely institutional. In addition, there is currently a strong technical underpinning from the CLO market which is seeing a flurry of transactions trying to ramp and price in advance of the December 24, 2016 Risk Retention requirement. As a result, we do not expect any fundamental shift in credit outlook or supply and demand for loans. We continue to believe that a December U.S. Federal Reserve hike is likely. With the increased likelihood of tightening in short-term interest rates, the nature of the Fund's focus on short duration floating rate products should position it well in the expected rising rate environment.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class I shares and the
Credit Suisse Leveraged Loan Index3 for Ten Years

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class A shares2,
Class B shares2, and Class C shares2 and the Credit Suisse
Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.46%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum CDSC of 4.00%), was 0.73%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum CDSC of 1.00%), was 3.73%.

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Average Annual Returns as of October 31, 20161

	1 Year	5 Years	10 Years
Class I	5.79%	4.98%	5.84%
Class A Without Sales Charge	5.52%	4.71%	5.58%
Class A With Maximum Sales Charge	0.46%	3.70%	5.07%
Class B Without CDSC	4.73%	3.99%	4.83%
Class B With CDSC	0.73%	3.99%	4.83%
Class C Without CDSC	4.73%	3.90%	4.78%
Class C With CDSC	3.73%	3.90%	4.78%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.81% for Class I shares, 1.06% for Class A shares, 1.81% for Class B shares and 1.81% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2016.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2016

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,047.90	$1,046.50	$1,042.40	$1,042.50
Expenses Paid per $1,000*	$3.60	$4.89	$8.73	$8.73
Hypothetical 5% Fund Return
Beginning Account Value 05/01/16	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/16	$1,021.62	$1,020.36	$1,016.59	$1,016.59
Expenses Paid per $1,000*	$3.56	$4.82	$8.62	$8.62
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2016 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2016)

S&P Ratings**
AAA	0.4%
AA	0.5
A	0.9
BBB	6.7
BB	29.5
B	46.0
CCC	5.3
CC	0.0[1]
C	0.1
NR	2.6
Subtotal	92.0
Equity and Other	0.0[1]
Short-Term Investments[2]	8.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings given by the Standard & Poor's division of The McGraw-Hill Companies, Inc., ("S&P"). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at October 31, 2016, if applicable.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (84.1%)
Advertising (0.7%)
$5,478	MH Sub I LLC(1)	(B, B1)	07/08/21	4.750	$5,501,324
4,980	MH Sub I LLC(1)	(CCC+, Caa1)	07/08/22	8.500	4,948,875
9,764	WMG Acquisition Corp.(1)	(B, Ba3)	07/01/20	3.750	9,767,919
					20,218,118
Aerospace & Defense (0.5%)
16,042	Sequa Corp.(1)	(CCC-, Caa3)	06/19/17	5.250	14,821,931
Air Transportation (0.7%)
15,429	American Airlines, Inc.(1)	(BB+, Ba1)	06/27/20	3.250	15,468,846
2,965	United Airlines, Inc.(1)	(BB+, Ba1)	04/01/19	3.250	2,980,208
					18,449,054
Auto Parts & Equipment (0.7%)
11,984	CS Intermediate Holdco 2 LLC(1)	(BB-, Ba3)	04/04/21	4.000	12,024,824
8,637	U.S. Farathane LLC(1)	(B, B2)	12/23/21	5.750	8,679,746
					20,704,570
Automakers (0.7%)
2,914	FCA U.S. LLC(1)	(BBB-, Baa3)	05/24/17	3.500	2,920,539
5,609	FCA U.S. LLC(1)	(BBB-, Baa3)	12/31/18	3.250	5,621,640
7,425	TI Group Automotive Systems LLC(1),(2)	(BB, Ba3)	06/30/22	4.500	8,215,634
3,960	TI Group Automotive Systems LLC(1)	(BB, Ba3)	06/30/22	4.500	3,970,712
					20,728,525
Banking (0.3%)
7,235	Citco Funding LLC(1)	(NR, Ba3)	06/29/18	4.250	7,257,465
Building & Construction (1.4%)
6,148	Floor and Decor Outlets of America, Inc.(1)	(B, B2)	09/30/23	5.250	6,171,055
13,849	HD Supply, Inc.(1)	(BB, B1)	10/17/23	3.630	13,874,679
2,115	HD Supply, Inc.(1)	(BB, B1)	08/13/21	3.588	2,118,862
15,346	PGT, Inc.(1)	(B+, B2)	02/16/22	6.750	15,321,547
					37,486,143
Building Materials (2.5%)
8,076	American Builders & Contractors Supply Co.(1)	(BB+, B1)	10/31/23	3.500	8,119,322
17,825	Headwaters, Inc.(1)	(BB-, B1)	03/24/22	4.000	17,944,858
3,812	Jeld-Wen, Inc.(1)	(B, B1)	07/01/22	4.750	3,840,868
6,930	LBM Borrower LLC(1)	(B+, B3)	08/20/22	6.250	6,945,177
2,418	Mannington Mills, Inc.(1)	(BB-, B1)	10/01/21	4.750	2,427,627
15,113	Priso Acquisition Corp.(1)	(B, B2)	05/08/22	4.500	15,174,458
5,235	Summit Materials Cos. I LLC(1)	(BB, Ba3)	07/17/22	4.000	5,276,466
10,793	Wilsonart LLC(1)	(B+, B2)	10/31/19	4.000	10,821,868
					70,550,644

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Cable & Satellite TV (1.8%)
$10,245	Altice U.S. Finance I Corp.(1)	(BB-, Ba3)	01/15/25	3.882	$10,295,887
6,716	Charter Communications Operating LLC(1)	(BBB, Ba1)	01/24/23	3.500	6,765,682
1,980	Charter Communications Operating LLC(1)	(BBB, Ba1)	01/04/21	3.000	1,985,112
8,715	CSC Holdings LLC(1)	(BB-, Ba1)	10/11/24	3.876	8,762,318
3,487	Numericable U.S. LLC(1)	(B+, B1)	02/10/23	4.750	3,497,727
2,913	Telenet International Finance Sarl(1)	(B+, B1)	06/30/24	4.357	2,924,158
2,500	Virgin Media Investment Holdings Ltd.(1),(3)	(BB-, Ba3)	06/30/23	4.250	3,065,191
11,484	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.500	11,499,817
1,328	Ziggo Financing Partnership(1)	(BB-, Ba3)	01/15/22	3.701	1,329,664
					50,125,556
Chemicals (8.6%)
10,000	Allnex (Luxembourg) & Cy S.C.A.(1),(2)	(B+, B1)	09/13/23	5.000	11,157,292
15,506	Ascend Performance Materials Operations LLC(1)	(B, B2)	08/12/22	6.500	15,522,399
5,000	Azelis Finance S.A.(1)	(B+, B2)	12/15/22	6.500	5,058,065
13,452	Chromaflo Technologies Corp.(1)	(B-, B2)	12/02/19	4.500	13,468,395
4,127	Chromaflo Technologies Corp.(1)	(CCC+, Caa2)	06/02/20	8.250	4,148,041
2,911	Colouroz Investment 2 LLC(1)	(CCC+, Caa1)	09/06/22	8.250	2,804,062
1,985	Flint Group GmbH(1),(2)	(B, NR)	09/07/21	4.250	2,201,123
15,715	Gemini HDPE LLC(1)	(B+, Ba2)	08/07/21	4.750	15,891,302
2,500	Gruden Acquisition, Inc.(1),(4)	(CCC, Caa2)	08/18/23	9.500	1,935,163
14,176	Houghton International, Inc.(1)	(B+, B1)	12/20/19	4.250	14,211,246
3,870	Houghton International, Inc.(1)	(B-, Caa1)	12/20/20	9.750	3,831,300
3,253	Huntsman International LLC(1)	(BB, Ba2)	10/01/21	3.750	3,273,977
7,214	Huntsman International LLC(1)	(BB, Ba2)	04/01/23	4.250	7,278,385
1,975	Ineos Group Holdings S.A.(1),(2)	(BB-, Ba3)	12/15/20	4.000	2,190,973
12,482	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	05/04/18	3.750	12,522,757
330	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	03/31/22	4.250	332,371
13,724	Ineos U.S. Finance LLC(1)	(BB-, Ba3)	12/31/16	3.034	13,736,629
15,000	Kronos, Inc.(1)	(B-, B2)	10/04/23	5.000	15,084,375
3,580	Kronos, Inc.(1)	(CCC, Caa2)	10/04/24	9.250	3,699,603
3,760	Minerals Technologies, Inc.(1)	(BB+, Ba2)	05/09/21	3.750	3,800,228
5,940	Osmose Holdings, Inc.(1)	(B, B2)	08/21/22	4.750	5,962,275
3,880	OXEA Finance & Cy S.C.A.(1),(2)	(B+, B3)	01/15/20	4.500	4,123,533
8,245	OXEA Finance LLC(1)	(B+, B3)	01/15/20	4.250	7,906,870
7,731	Ravago Holdings America, Inc.(1)	(BB, B2)	06/30/23	5.000	7,807,931
2,454	Solenis International LP(1)	(B, B2)	07/31/21	4.250	2,455,887
5,499	Solenis International LP(1)	(B-, Caa1)	07/31/22	7.750	5,397,567
2,505	Sonneborn LLC(1)	(B, B1)	12/10/20	4.750	2,512,754
442	Sonneborn Refined Products B.V.(1)	(B, B1)	12/10/20	4.750	443,427
4,264	The Chemours Co.(1)	(BB+, Ba1)	05/12/22	3.750	4,221,589
18,016	Tronox Pigments (Netherlands) B.V.(1)	(BB, B1)	03/19/20	4.500	17,954,842
8,996	U.S. Silica Co.(1)	(B, B2)	07/23/20	4.000	8,816,301
11,114	Univar, Inc.(1)	(BB-, B2)	07/01/22	4.250	11,146,823
8,154	UTEX Industries, Inc.(1)	(CCC+, Caa1)	05/22/21	5.000	6,998,584
1,423	Vantage Specialty Chemicals, Inc.(1)	(B-, B2)	02/05/21	5.500	1,423,959
					239,320,028

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Consumer/Commercial/Lease Financing (1.2%)
$12,817	Infinity Acquisition LLC(1)	(B+, B1)	08/06/21	4.250	$12,378,706
19,853	National Financial Partners Corp.(1)	(B, B1)	07/01/20	4.500	19,930,626
					32,309,332
Department Stores (0.3%)
8,400	Dollar Tree, Inc.(1)	(BBB, Ba1)	07/06/22	4.250	8,536,500
Diversified Capital Goods (0.7%)
5,237	Compass Group Diversified Holdings LLC(1)	(BB-, Ba3)	06/04/21	4.250	5,279,451
1,213	Douglas Dynamics Holdings, Inc.(1)	(BB-, B2)	12/31/21	5.250	1,220,058
3,750	Horizon Global Corp.(1)	(B, B2)	06/30/21	7.000	3,773,437
7,710	Husky Injection Molding Systems Ltd.(1)	(B, B2)	06/30/21	4.250	7,717,134
					17,990,080
Electronics (2.6%)
22,436	Avago Technologies Cayman Ltd.(1)	(BBB, Ba1)	02/01/23	3.535	22,694,876
4,500	Cavium, Inc.(1)	(BB-, Ba3)	08/16/22	3.750	4,519,687
1,990	CPI International, Inc.(1)	(B, B1)	11/17/17	4.250	1,986,065
6,744	Excelitas Technologies Corp.(1)	(CCC+, B3)	10/31/20	6.000	6,541,582
7,032	Microsemi Corp.(1)	(BB, Ba2)	01/15/23	3.750	7,103,890
6,211	MKS Instruments, Inc.(1)	(BB, Ba2)	05/01/23	4.250	6,271,403
4,500	NXP B.V.(1)	(BBB-, Baa2)	03/04/17	2.750	4,511,250
13,417	ON Semiconductor Corp.(1)	(BB, Ba1)	03/31/23	3.777	13,519,296
5,179	Sophia LP(1)	(B-, B2)	09/30/22	4.750	5,193,629
					72,341,678
Energy - Exploration & Production (0.4%)
4,000	Chief Exploration & Development LLC(1)	(NR, NR)	05/16/21	7.753	3,846,260
9,100	W&T Offshore, Inc.(1)	(CCC, Caa2)	05/15/20	9.000	6,256,250
					10,102,510
Environmental (0.5%)
10,160	GFL Environmental, Inc.(1)	(BB-, Ba2)	09/23/23	3.750	10,184,934
2,943	PSC Industrial Holdings Corp.(1),(4)	(B+, B2)	12/05/20	5.750	2,846,941
					13,031,875
Food & Drug Retailers (0.3%)
5,130	Rite Aid Corp.(1)	(B+, B2)	06/21/21	4.875	5,154,598
4,251	Smart & Final Stores LLC(1)	(B+, B3)	11/15/22	4.305	4,247,211
					9,401,809
Food - Wholesale (1.4%)
12,413	Allflex Holdings III, Inc.(1)	(B, B2)	07/20/20	4.250	12,482,679
1,650	CSM Bakery Solutions LLC(1),(4)	(CCC+, B3)	07/03/21	8.750	1,489,125
4,665	JBS U.S.A. LLC(1)	(BBB-, Ba1)	10/30/22	4.000	4,667,666
21,092	U.S. Foods, Inc.(1)	(B+, B1)	06/27/23	4.000	21,249,884
					39,889,354

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Forestry & Paper (0.3%)
$5,315	Prolampac Intermediate, Inc.(1)	(B, B3)	08/18/22	5.750	$5,334,353
2,750	Prolampac Intermediate, Inc.(1)	(CCC+, Caa2)	08/18/23	9.250	2,722,500
					8,056,853
Gaming (1.6%)
9,135	Amaya Holdings B.V.(1)	(BB-, B1)	08/01/21	5.000	9,146,519
7,000	BC Equity Ventures LLC(1)	(BB-, Ba3)	08/31/17	7.500	6,965,000
4,963	CBAC Borrower LLC(1)	(B-, Caa1)	07/02/20	8.250	4,900,469
4,988	MGM Growth Prop. Operating Partnership LP(1)	(BB+, B1)	04/25/23	4.000	5,007,515
10,700	ROC Finance LLC(1)	(B+, B2)	06/20/19	5.000	10,709,113
7,831	The Intertain Group Ltd.(1)	(BB, B2)	04/08/22	7.500	7,831,413
					44,560,029
Gas Distribution (0.1%)
3,000	Energy Transfer Equity LP(1)	(BB, Ba2)	12/02/19	3.292	2,983,125
Health Facilities (3.0%)
4,938	Community Health Systems, Inc.(1)	(BB-, Ba3)	12/31/19	3.750	4,685,243
3,376	Community Health Systems, Inc.(1)	(BB-, Ba3)	01/27/21	4.000	3,199,350
17,562	Drumm Investors LLC(1)	(B, Caa1)	05/04/18	9.500	17,562,320
5,472	HCA, Inc.(1)	(BBB-, Ba1)	03/17/23	3.784	5,535,781
3,156	HCA, Inc.(1)	(BBB-, Ba1)	02/15/24	3.588	3,187,987
13,676	Heartland Dental LLC(1)	(B-, B1)	12/21/18	5.500	13,722,814
6,912	Iasis Healthcare LLC(1)	(B, Ba3)	05/03/18	4.500	6,884,145
13,442	Premier Dental Services, Inc.(1)	(B-, Caa1)	11/01/18	7.500	13,391,369
15,388	Surgical Care Affiliates, Inc.(1)	(B+, Ba3)	03/17/22	3.750	15,464,438
					83,633,447
Health Services (3.7%)
14,000	ABB Concise Optical Group LLC(1)	(B, B1)	06/15/23	6.004	14,070,000
17,691	DPx Holdings B.V.(1)	(B, B2)	03/11/21	4.250	17,720,269
8,181	Envision Healthcare Corp.(1)	(BB-, B1)	10/28/22	4.500	8,223,648
3,724	ExamWorks Group, Inc.(1)	(B, B1)	07/27/23	4.750	3,755,160
9,974	IMS Health, Inc.(1)	(BBB-, Ba1)	03/17/21	3.500	10,046,141
13,576	Kinetic Concepts, Inc.(1)	(NR, Ba3)	11/04/20	5.000	13,701,605
14,608	Onex Carestream Finance LP(1)	(B+, B1)	06/07/19	5.000	13,613,252
4,988	Prospect Medical Holdings, Inc.(1)	(B, Ba3)	06/30/22	7.000	4,971,914
13,701	Surgery Center Holdings, Inc.(1)	(B, B2)	11/03/20	4.750	13,777,685
7,538	Valitas Health Services, Inc.(1),(4)	(NR, Caa2)	06/02/17	10.000	3,486,485
					103,366,159
Hotels (1.7%)
1,600	Hilton Worldwide Finance LLC(1)	(BBB, Ba1)	10/26/20	3.500	1,608,858
16,359	Hilton Worldwide Finance LLC(1)	(BBB, Ba1)	10/25/23	3.034	16,464,772
16,677	La Quinta Intermediate Holdings LLC(1)	(BB, B1)	04/14/21	3.750	16,679,388
12,402	Playa Resorts Holding B.V.(1)	(BB-, B2)	08/09/19	4.000	12,402,346
					47,155,364
See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage (2.0%)
$103	Acrisure LLC(1),(5)	(B, B2)	05/19/22	6.500	$103,697
14,831	Acrisure LLC(1)	(B, B2)	05/19/22	6.500	14,887,026
19,883	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	4.753	19,915,649
2,331	Alliant Holdings I, Inc.(1)	(B, B2)	08/12/22	5.253	2,348,296
14,392	Hub International Ltd.(1)	(B+, Ba3)	10/02/20	4.000	14,407,367
3,498	Hyperion Insurance Group Ltd.(1)	(B, B1)	04/29/22	5.500	3,448,991
					55,111,026
Investments & Misc. Financial Services (3.1%)
15,321	Altisource Solutions Sarl(1)	(BB-, B3)	12/09/20	4.500	14,860,899
3,183	BATS Global Markets, Inc.(1)	(BB-, Ba3)	06/14/23	4.034	3,197,574
2,000	First American Payment Systems LP(1)	(CCC+, Caa1)	04/11/19	10.750	1,935,000
4,025	Hamilton Lane Advisors LLC(1)	(BB+, Ba3)	07/09/22	4.250	4,050,989
1,858	Liquidnet Holdings, Inc.(1)	(B, B2)	05/22/19	7.750	1,844,510
3,264	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/19	3.250	3,270,716
995	LPL Holdings, Inc.(1)	(BB-, Ba3)	03/29/21	4.250	1,001,206
4,169	LPL Holdings, Inc.(1)	(BB-, Ba3)	11/20/22	4.750	4,212,790
16,441	NorthStar Asset Management Group, Inc.(1)	(BBB-, Ba2)	01/29/23	4.762	16,468,565
18,667	USI, Inc.(1)	(B, B1)	12/27/19	4.250	18,701,945
11,854	VFH Parent LLC(1)	(B, Ba3)	10/21/22	4.250	11,902,558
5,000	Walter Investment Management Corp.(1)	(B+, B3)	12/19/20	4.750	4,694,800
					86,141,552
Machinery (0.9%)
4,239	Blount International, Inc.(1)	(B+, B1)	04/12/23	7.250	4,295,017
1,500	CPM Holdings, Inc.(1),(4)	(B, Caa1)	04/10/23	10.250	1,425,000
4,803	CPM Holdings, Inc.(1)	(B+, B1)	04/11/22	6.000	4,833,200
4,085	Manitowoc Foodservice, Inc.(1)	(B+, B1)	03/03/23	5.750	4,152,277
11,213	Rexnord LLC(1)	(BB-, B2)	08/21/20	4.000	11,258,981
					25,964,475
Managed Care (0.5%)
6,892	GENEX Holdings, Inc.(1)	(B, B2)	05/30/21	5.250	6,846,006
3,500	Sedgwick Claims Management Services, Inc.(1)	(B, B1)	03/01/21	3.750	3,481,415
4,122	Sedgwick Claims Management Services, Inc.(1)	(B, B1)	03/01/21	4.250	4,133,779
					14,461,200
Media Content (1.2%)
5,000	All3Media International(1),(3)	(B+, B2)	06/30/21	5.250	6,046,171
1,750	DLG Acquisitions Ltd.(1),(2)	(B-, Caa2)	06/30/22	8.250	1,875,188
2,791	Inter Media Communication Srl(1),(2)	(B, NR)	05/28/19	5.500	3,044,529
5,016	Mission Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	5,037,787
1,002	Mission Broadcasting, Inc.(1)	(BB+, Ba3)	09/26/23	3.000	1,007,600
5,688	Nexstar Broadcasting, Inc.(1)	(BB+, Ba2)	10/01/20	3.750	5,712,930
11,248	Nexstar Broadcasting, Inc.(1)	(BB+, Ba3)	09/21/23	3.000	11,307,509
					34,031,714

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products (1.1%)
$9,410	Alere, Inc.(1)	(B+, Ba3)	06/18/22	4.250	$9,394,626
5,000	BSN Medical, Inc.(1)	(B+, B1)	08/28/19	4.000	5,002,075
5,940	Sterigenics-Nordion Holdings LLC(1)	(B, B1)	05/15/22	4.250	5,925,150
11,209	VWR Funding, Inc.(1)	(BB, Ba3)	09/28/20	2.534	11,096,772
					31,418,623
Metals & Mining - Excluding Steel (1.7%)
1,444	CeramTec Acquisition Corp.(1)	(B, Ba3)	08/30/20	4.250	1,453,935
17,013	Faenza Acquisition GmbH(1)	(B, Ba3)	08/30/20	4.250	17,126,381
10,297	FMG Resources (August 2006) Pty. Ltd.(1)	(BB+, Ba1)	06/30/19	3.750	10,303,061
1,784	Global Brass & Copper, Inc.(1)	(BB-, B2)	07/18/23	5.250	1,805,502
2,087	H.C. Starck GmbH(1),(2),(4)	(NR, Caa1)	05/30/20	8.000	1,945,745
741	New Day Aluminum LLC(1),(4),(6)	(NR, NR)	10/21/17	8.000	740,507
9,051	Noranda Aluminum Acquisition Corp.(1),(7)	(NR, NR)	02/28/19	7.000	995,651
12,363	Novelis, Inc.(1)	(BB, Ba2)	06/02/22	4.000	12,413,274
					46,784,056
Oil Field Equipment & Services (0.8%)
9,898	Drillships Financing Holding, Inc.(1)	(CCC-, Caa2)	03/31/21	6.000	5,122,059
6,222	McJunkin Red Man Corp.(1)	(B+, B3)	11/08/19	5.000	6,183,044
13,953	Pacific Drilling S.A.(1)	(B-, Caa3)	06/03/18	4.500	4,011,360
5,919	Seadrill Partners Finco LLC(1)	(CCC+, Caa2)	02/21/21	4.000	3,329,402
3,500	Shelf Drilling Holdings Ltd.(1)	(C, B3)	10/08/18	10.000	2,485,000
					21,130,865
Oil Refining & Marketing (1.1%)
17,078	Philadelphia Energy Solutions LLC(1)	(BB-, B1)	04/04/18	6.250	14,900,390
6,929	Western Refining, Inc.(1)	(B+, B1)	11/12/20	5.250	6,924,423
9,476	Western Refining, Inc.(1)	(B+, B1)	06/23/23	5.500	9,479,235
					31,304,048
Packaging (1.9%)
4,567	Anchor Glass Container Corp.(1)	(BB-, B2)	07/01/22	4.750	4,619,494
2,560	Ardagh Holdings U.S.A., Inc.(1)	(B+, Ba3)	12/17/21	4.000	2,589,330
13,031	Berry Plastics Holding Corp.(1)	(BB, Ba3)	02/08/20	3.500	13,065,155
2,000	Berry Plastics Holding Corp.(1)	(BB, Ba3)	01/06/21	3.500	2,004,170
5,858	Clondalkin Group Ltd.(1)	(B, B2)	05/31/20	4.750	5,828,660
6,470	Hilex Poly Co. LLC(1)	(B, B1)	12/05/21	6.000	6,541,661
17,862	SIG Combibloc U.S. Acquisition, Inc.(1)	(B+, B1)	03/13/22	4.000	17,907,103
					52,555,573
Personal & Household Products (1.5%)
5,000	Brickman Group Ltd. LLC(1)	(CCC+, Caa1)	12/17/21	7.500	5,004,675
2,000	Charger OpCo B.V.(1),(2)	(BB, NR)	10/14/21	2.250	2,175,958
2,100	Galleria Co.(1)	(BBB-, Ba1)	01/26/23	3.750	2,118,364
15,000	Serta Simmons Holdings LLC(1)	(B, B1)	10/20/23	4.500	15,021,375
6,333	Serta Simmons Holdings LLC(1)	(CCC+, B3)	10/20/24	9.000	6,394,703
11,829	Serta Simmons Holdings LLC(1)	(BB-, Ba3)	10/01/19	4.250	11,815,035
					42,530,110

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals (2.5%)
$10,927	Albany Molecular Research, Inc.(1)	(B, B1)	07/16/21	5.750	$10,982,043
3,500	Alkermes, Inc.(1)	(BB, Ba3)	09/25/19	3.590	3,504,375
8,392	Alvogen Pharma U.S., Inc.(1)	(B, B3)	04/02/22	6.000	8,410,197
7,600	AMAG Pharmaceuticals, Inc.(1)	(BB, Ba2)	08/13/21	4.750	7,619,000
6,586	Amneal Pharmaceuticals LLC(1)	(BB-, B1)	11/01/19	4.501	6,636,677
3,818	Capsugel Holdings U.S., Inc.(1)	(B+, B1)	07/31/21	4.000	3,841,316
11,294	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	12/11/19	5.250	11,294,518
2,909	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	08/05/20	5.250	2,903,344
3,971	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	04/01/20	4.280	3,943,290
9,016	Valeant Pharmaceuticals International, Inc.(1)	(BB-, Ba2)	04/01/22	5.500	9,007,474
					68,142,234
Printing & Publishing (0.0%)
1,155	Harland Clarke Holdings Corp.(1)	(BB-, B1)	08/04/19	6.993	1,149,399
Real Estate Development & Management (0.4%)
7,733	SRS Distribution, Inc.(1)	(B, B2)	08/25/22	5.250	7,818,787
2,250	SRS Distribution, Inc.(1)	(CCC+, Caa1)	02/24/23	9.750	2,283,750
					10,102,537
Real Estate Investment Trusts (1.0%)
17,374	DTZ U.S. Borrower LLC(1)	(B+, B1)	11/04/21	4.250	17,364,509
11,570	Istar Financial, Inc.(1)	(B+, Ba3)	07/01/20	5.500	11,709,651
					29,074,160
Recreation & Travel (1.3%)
9,516	ClubCorp Club Operations, Inc.(1)	(BB-, Ba3)	12/15/22	4.000	9,581,052
16,484	Intrawest Operations Group LLC(1)	(B+, B2)	12/09/20	4.500	16,640,615
6,000	Legendary Pictures Funding LLC(1),(4)	(B, NR)	04/22/20	7.000	6,015,000
4,250	Parkdean Resorts Holdco Ltd.(1),(3),(4)	(B+, B1)	11/10/22	5.637	5,223,849
					37,460,516
Restaurants (1.6%)
27,667	B.C. Unlimited Liability Co.(1)	(B+, Ba3)	12/10/21	3.750	27,831,573
5,543	Landry's, Inc.(1)	(B+, Ba3)	10/04/23	4.000	5,583,918
9,726	Yum! Brands, Inc.(1)	(BBB-, Ba1)	06/16/23	3.286	9,841,117
					43,256,608
Software - Services (10.0%)
3,882	Applied Systems, Inc.(1)	(B+, B1)	01/25/21	4.000	3,895,657
7,000	Applied Systems, Inc.(1)	(B+, B1)	01/23/21	4.250	7,025,375
10,394	Aricent Technologies(1)	(B-, B2)	04/14/21	5.500	9,746,399
4,530	Aricent Technologies(1),(4)	(CCC, Caa2)	04/14/22	9.500	3,780,285
8,000	Avast Software B.V.(1)	(BB-, Ba3)	09/30/22	5.000	8,092,000
7,730	Camelot UK Holdco Ltd.(1)	(BB-, B2)	10/03/23	4.750	7,751,721
6,235	Camp International Holding Co.(1)	(B-, B2)	08/11/23	4.750	6,248,655
17,538	CCC Information Services, Inc.(1)	(B+, B1)	12/20/19	4.000	17,576,618
15,291	Deltek, Inc.(1)	(B, Ba3)	06/25/22	5.000	15,403,504

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$9,235	Duff & Phelps Investment Management Co.(1)	(NR, B2)	04/23/20	4.750	$9,269,331
3,075	Duff & Phelps Investment Management Co.(1)	(CCC+, Caa1)	04/23/21	9.500	3,059,625
6,178	EagleView Technology Corp.(1)	(B, B2)	07/22/22	5.250	6,198,202
13,339	Epicor Software Corp.(1)	(B-, B2)	06/01/22	4.750	13,217,778
10,031	Evertec Group LLC(1)	(BB-, B1)	04/17/20	3.250	9,978,853
1,039	Evertec Group LLC(1)	(BB-, B1)	04/17/18	2.775	1,031,363
3,984	Eze Castle Software, Inc.(1)	(B+, B1)	04/06/20	4.000	3,981,230
4,190	First Data Corp.(1)	(BB, Ba3)	07/08/22	4.274	4,225,266
2,266	Flexera Software LLC(1)	(B, B1)	04/02/20	4.500	2,275,931
3,000	Flexera Software LLC(1)	(CCC+, Caa1)	04/02/21	8.000	2,968,740
13,773	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	02/08/20	4.000	13,768,952
7,537	Genesys Telecom Holdings U.S., Inc.(1)	(B, B2)	11/13/20	4.500	7,547,804
6,930	Global Healthcare Exchange LLC(1)	(B, B1)	08/15/22	5.250	6,987,982
8,116	Global Payments, Inc.(1)	(NR, NR)	10/25/21	2.706	8,186,957
1,829	Global Payments, Inc.(1)	(BBB-, Ba2)	04/22/23	3.034	1,820,055
2,295	Hyland Software, Inc.(1)	(CCC+, Caa2)	07/01/23	8.250	2,315,081
2,453	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	2,453,164
18,055	Infor (U.S.), Inc.(1)	(B+, B1)	06/03/20	3.750	18,041,903
2,500	Landslide Holdings, Inc.(1)	(B, B1)	09/27/22	5.500	2,524,225
13,264	MA FinanceCo. LLC(1)	(BB-, B1)	11/20/21	4.500	13,328,407
2,541	MA FinanceCo. LLC(1)	(BB-, B1)	11/20/19	4.500	2,554,048
4,385	MRI Software LLC(1),(4)	(B+, B2)	06/23/21	5.250	4,375,794
10,641	Pinnacle Holdco Sarl(1),(4)	(B, B3)	07/30/19	4.750	8,636,904
9,382	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.000	9,471,101
1,142	SS&C Technologies, Inc.(1)	(BB, Ba3)	07/08/22	4.000	1,152,630
12,387	Sungard Availability Services Capital, Inc.(1)	(B, B1)	03/31/19	6.000	11,783,132
6,097	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	5,647,466
5,169	Syniverse Holdings, Inc.(1)	(B+, B2)	04/23/19	4.000	4,780,908
11,935	Wall Street Systems Delaware, Inc.(1)	(B, B2)	08/23/23	4.750	11,980,074
3,574	WEX, Inc.(1)	(BB-, Ba3)	07/01/23	4.250	3,620,234
					276,703,354
Specialty Retail (1.3%)
2,888	BJ's Wholesale Club, Inc.(1)	(CCC, Caa2)	03/26/20	8.500	2,907,463
16,118	BJ's Wholesale Club, Inc.(1)	(B-, B3)	09/26/19	4.500	16,162,366
9,500	Leslie's Poolmart, Inc.(1)	(B, B1)	08/16/23	5.250	9,581,130
11,655	Payless, Inc.(1)	(B, B2)	03/11/21	5.000	7,452,007
					36,102,966
Steel Producers/Products (1.1%)
11,267	Atkore International, Inc.(1)	(B, B2)	04/09/21	4.500	11,321,423
7,500	Atkore International, Inc.(1)	(CCC+, Caa1)	10/09/21	7.750	7,537,500
12,630	Zekelman Industries, Inc.(1)	(BB-, B2)	06/14/21	6.000	12,761,453
					31,620,376

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (2.9%)
$15,116	BakerCorp International, Inc.(1)	(B-, B2)	02/07/20	4.250	$13,264,199
13,910	Brand Energy & Infrastructure Services, Inc.(1)	(B, B2)	11/26/20	4.750	13,763,417
15,397	Change Healthcare Holdings Inc.(1)	(B+, Ba3)	11/02/18	3.750	15,449,930
2,543	Explorer Holdings, Inc.(1)	(B, B1)	05/02/23	6.000	2,575,620
2,985	GCA Services Group, Inc.(1)	(B, B1)	03/01/23	5.872	3,015,313
4,469	Neff Rental LLC(1)	(B-, B3)	06/09/21	7.250	4,371,731
4,290	ON Assignment, Inc.(1)	(BB, Ba2)	06/03/22	3.500	4,319,335
6,468	Sabre, Inc.(1)	(BB-, Ba2)	02/19/19	4.500	6,505,519
3,000	Safway Group Holding LLC(1)	(B+, B3)	08/19/23	5.750	3,006,255
1,292	SGS Cayman LP(1)	(BB-, B2)	04/23/21	6.000	1,283,326
1,969	Sprint Industrial Holdings LLC(1),(4)	(CCC+, Caa1)	05/14/19	7.000	1,447,557
2,000	Sprint Industrial Holdings LLC(1),(4)	(CC, Caa3)	11/14/19	11.250	1,190,000
5,552	Sutherland Global Services, Inc.(1)	(BB-, B2)	04/23/21	6.000	5,513,104
6,305	York Risk Services Holding Corp.(1)	(B-, B3)	10/01/21	4.750	5,875,387
					81,580,693
Tech Hardware & Equipment (3.2%)
12,379	Avaya, Inc.(1)	(CCC+, B2)	03/30/18	6.500	10,613,981
13,398	CommScope, Inc.(1)	(BB, Ba1)	12/29/22	3.250	13,479,477
15,000	Dell, Inc.(1)	(BBB, Baa3)	12/31/18	2.540	14,992,200
20,000	Dell, Inc.(1)	(BBB-, Baa3)	09/07/21	2.790	19,858,000
11,884	Omnitracs, Inc.(1)	(B, B1)	11/25/20	4.750	11,857,921
4,750	Omnitracs, Inc.(1)	(CCC+, Caa1)	05/25/21	8.750	4,514,471
6,213	Riverbed Technology, Inc.(1)	(B, B1)	04/24/22	5.000	6,272,181
5,985	Western Digital Corp.(1)	(BBB-, Ba1)	04/29/23	4.500	6,060,321
					87,648,552
Telecom - Wireless (0.4%)
10,925	SBA Senior Finance II LLC(1)	(BB, B1)	06/10/22	3.340	10,943,622
Telecom - Wireline Integrated & Services (3.2%)
7,483	AF Borrower LLC(1)	(B, B2)	01/28/22	6.250	7,518,250
4,850	Ciena Corp.(1)	(BB, Ba2)	04/25/21	4.250	4,858,723
4,332	Eircom Finco Sarl(1),(2)	(NR, B2)	05/31/22	4.000	4,796,613
4,975	Equinix, Inc.(1),(3)	(BBB, Ba2)	01/08/23	4.500	6,144,830
5,000	Gas Natural Fenosa Telecomunicaciones S.A.(1),(2)	(B, B2)	06/28/21	4.078	5,551,789
3,552	LTS Buyer LLC(1)	(CCC+, Caa1)	04/12/21	8.000	3,570,192
16,123	LTS Buyer LLC(1)	(B, B1)	04/13/20	4.088	16,203,614
2,432	NeuStar, Inc.(1)	(BB+, Ba2)	01/22/19	3.784	2,433,950
13,489	XO Communications LLC(1)	(BB-, B2)	03/17/21	4.250	13,528,456
23,041	Zayo Group LLC(1)	(BB-, Ba2)	05/06/21	3.750	23,195,475
					87,801,892
Theaters & Entertainment (3.0%)
16,595	EMI Music Publishing Ltd.(1)	(BB-, Ba3)	08/19/22	4.000	16,640,331
12,000	Lions Gate Entertainment Corp.(1)	(BB-, Ba2)	10/12/23	3.750	12,000,000
16,211	Live Nation Entertainment, Inc.(1)	(BB, Ba2)	10/26/23	3.340	16,253,938

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$300	NEG Holdings LLC(1),(6)	(NR, NR)	10/17/22	7.000	$300,000
17,498	Tech Finance & Co. S.C.A.(1)	(BB-, Ba3)	07/11/20	5.000	17,601,882
14,714	William Morris Endeavor Entertainment LLC(1)	(B, B1)	05/06/21	5.250	14,820,344
6,450	William Morris Endeavor Entertainment LLC(1)	(B-, Caa1)	05/06/22	8.250	6,463,448
					84,079,943
Transport Infrastructure/Services (0.7%)
11,099	Navios Partners Finance (U.S.), Inc.(1)	(B, B3)	06/27/18	5.250	10,183,735
4,018	OSG International, Inc.(1)	(BB-, B1)	08/05/19	5.750	4,008,296
4,708	PODS LLC(1)	(B, B2)	02/02/22	4.500	4,741,093
					18,933,124
TOTAL BANK LOANS (Cost $2,368,241,679)					2,339,053,367
CORPORATE BONDS (11.1%)
Advertising (0.1%)
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(8)	(B, Ba3)	11/01/24	4.875	501,250
3,475	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 104.50)(8)	(B, Ba3)	01/15/21	6.000	3,605,313
					4,106,563
Auto Parts & Equipment (0.2%)
3,500	Cooper-Standard Automotive, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/21 @ 102.81)(8)	(B, B2)	11/15/26	5.625	3,526,250
6,138	UCI International LLC, Global Company Guaranteed Notes (Callable 12/01/16 @ 102.16)(7)	(NR, NR)	02/15/19	8.625	1,350,360
					4,876,610
Automakers (0.3%)
7,000	Volkswagen Group of America Finance LLC, Rule 144A, Company Guaranteed Notes(1),(8)	(BBB+, A3)	11/22/16	1.091	7,000,994
Banking (0.3%)
5,000	Bank of America NA, Senior Unsecured Notes	(A, A1)	11/14/16	1.125	5,000,340
2,100	Bank of America NA, Senior Unsecured Notes(1)	(A, A1)	11/14/16	1.287	2,099,891
					7,100,231
Brokerage (0.5%)
6,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 102.91)(8)	(B+, B1)	02/15/18	7.750	6,532,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Brokerage
$1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(8)	(B, B1)	04/15/22	6.875	$1,710,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(8)	(B, B1)	04/15/21	7.500	4,906,250
					13,148,750
Building & Construction (0.3%)
2,000	AV Homes, Inc., Global Company Guaranteed Notes (Callable 12/01/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	2,090,000
3,500	Beazer Homes U.S.A., Inc., Global Company Guaranteed Notes (Callable 11/15/16 @ 100.00)	(B-, B3)	05/15/19	9.125	3,508,750
2,000	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	2,085,000
					7,683,750
Building Materials (0.4%)
9,000	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(8)	(B-, Caa2)	08/15/20	12.000	9,405,000
3,000	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(8)	(CCC+, Caa1)	05/15/23	9.000	2,932,500
					12,337,500
Cable & Satellite TV (1.4%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(8)	(BB-, B1)	02/15/23	6.625	779,538
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(8)	(BB-, B1)	05/15/26	7.500	4,130,000
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)(8)	(BB-, B1)	01/15/22	6.500	838,200
3,500	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(8)	(BB-, Ba3)	05/15/26	5.500	3,578,750
9,405	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/16 @ 103.63)(8)	(B, B1)	02/01/20	7.250	9,663,637

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(8)	(BB-, Ba1)	04/15/27	5.500	$1,016,875
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(8)	(BB-, Ba1)	10/15/25	6.625	1,086,250
1,200	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(8)	(B-, B2)	10/15/25	10.875	1,383,000
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(8)	(B+, B1)	05/01/26	7.375	5,056,250
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(8)	(B+, B1)	05/15/22	6.000	9,261,630
2,325	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(8)	(BB-, Ba3)	01/15/27	5.500	2,301,750
					39,095,880
Chemicals (0.3%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 103.19)(8)	(B+, B1)	10/15/19	6.375	2,047,500
5,000	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(8)	(BBB, NR)	05/15/23	4.875	5,212,500
					7,260,000
Consumer/Commercial/Lease Financing (0.2%)
6,645	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/17 @ 103.63)(8)	(CCC+, Caa2)	08/01/22	7.250	5,781,150
Diversified Capital Goods (0.1%)
2,500	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,659,375
Energy - Exploration & Production (1.2%)
6,500	BP Capital Markets PLC, Company Guaranteed Notes	(A-, A2)	11/01/16	2.248	6,500,000
4,100	BP Capital Markets PLC, Global Company Guaranteed Notes(1)	(A-, A2)	11/07/16	1.208	4,100,332
10,750	Chevron Corp., Global Senior Unsecured Notes(1)	(AA-, Aa2)	11/09/16	0.892	10,750,763

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Energy - Exploration & Production
$3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 12/01/16 @ 103.25)(9)	(B+, B3)	11/01/21	6.500	$3,795,250
796	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(9)	(B+, B3)	03/15/22	6.875	792,020
6,000	Shell International Finance B.V., Global Company Guaranteed Notes(1)	(A, Aa2)	11/15/16	1.027	6,001,260
					31,939,625
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.(4),(7),(10)	(NR, NR)	10/23/19	0.000	433
Gas Distribution (0.3%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,463,750
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	751,875
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 12/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	6,453,125
					9,668,750
Health Facilities (0.4%)
850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	882,937
11,000	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 12/01/16 @ 102.00)(1)	(BB-, Ba3)	06/15/20	4.350	11,137,500
					12,020,437
Investments & Misc. Financial Services (0.1%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 11/30/16 @ 106.28)(3),(8)	(B+, B2)	08/01/20	8.375	2,551,680
1,535	JPMorgan Chase & Co., Senior Unsecured Notes(1)	(A-, A3)	11/18/16	1.251	1,535,470
					4,087,150
Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,816,405

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content (0.1%)
$3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(8)	(B, B3)	06/15/24	7.625	$3,797,500
Medical Products (0.5%)
12,477	Johnson & Johnson, Global Senior Unsecured Notes(1)	(AAA, Aaa)	11/28/16	0.899	12,480,980
Metals & Mining - Excluding Steel (0.2%)
1,396	New Day Aluminum LLC(6)	(NR, NR)	10/28/20	4.000	1,084,551
2,100	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 12/01/16 @ 105.50)(7)	(NR, NR)	06/01/19	11.000	1,260
7,540	Taseko Mines Ltd., Company Guaranteed Notes (Callable 12/01/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	4,901,000
					5,986,811
Oil Field Equipment & Services (0.6%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	3,192,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/16 @ 103.63)(8)	(B-, Ca)	12/01/17	7.250	1,807,200
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	3,885,000
10,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 12/01/16 @ 102.16)(8)	(CCC, B2)	11/01/18	8.625	8,318,065
					17,202,265
Oil Refining & Marketing (0.6%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	6,995,460
8,284	PBF Finance Corp., Global Senior Secured Notes (Callable 12/01/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	8,491,100
					15,486,560
Packaging (0.3%)
1,556	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 11/30/16 @ 100.00)(1),(2),(8)	(B, B2)	03/31/20	4.698	1,717,342

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$2,225	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(8),(9)	(BB-, B1)	08/15/23	5.875	$2,375,188
3,000	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 11/06/16 @ 102.47)	(B-, Caa2)	08/15/19	9.875	3,078,750
					7,171,280
Personal & Household Products (0.2%)
5,000	The Procter & Gamble Co., Global Senior Unsecured Notes(9)	(AA-, Aa3)	11/04/16	0.750	4,999,985
Real Estate Investment Trusts (0.4%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	1,010,000
575	iStar, Inc., Senior Unsecured Notes (Callable 08/01/17 @ 100.00)	(B+, B2)	11/01/17	4.000	577,156
8,293	iStar, Inc., Senior Unsecured Notes (Callable 12/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	8,324,099
1,875	iStar, Inc., Senior Unsecured Notes (Callable 12/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,875,244
					11,786,499
Recreation & Travel (0.3%)
4,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(8)	(B-, B3)	12/15/23	8.250	4,280,000
3,850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(8)	(BB-, B3)	07/31/24	4.875	3,869,250
					8,149,250
Restaurants (0.2%)
3,273	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 11/30/16 @ 100.00)(1),(2),(8)	(B-, B3)	04/15/19	4.439	3,083,584
1,403	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 11/30/16 @ 101.00)(1),(2),(8)	(CCC, Caa2)	10/15/19	7.189	1,144,048
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes(3),(8),(11)	(B, Baa3)	10/15/26	7.274	522,429
1,600	Starbucks Corp., Global Senior Unsecured Notes	(A-, A2)	12/05/16	0.875	1,600,355
					6,350,416

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (0.1%)
$3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(8)	(CCC, Caa2)	04/01/22	8.750	$2,171,875
Specialty Retail (0.3%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)(9)	(B+, B1)	12/01/24	5.375	1,010,000
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	7,288,750
700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 11/10/16 @ 104.94)(2),(8)	(CCC+, Caa1)	04/15/19	9.875	494,543
					8,793,293
Support - Services (0.0%)
1,000	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(8)	(CCC, Caa3)	10/01/22	8.500	795,000
Tech Hardware & Equipment (0.2%)
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 102.50)(8)	(B, B1)	06/15/21	5.000	3,591,875
3,000	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(8)	(CCC+, Caa1)	03/01/23	8.875	3,210,000
					6,801,875
Telecom - Wireless (0.7%)
10,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(8)	(NR, Baa2)	09/20/21	3.360	10,062,500
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB, Ba3)	04/15/24	6.000	2,132,500
8,500	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 100.00)(8)	(B, B3)	05/15/17	6.000	8,531,875
					20,726,875
Telecom - Wireline Integrated & Services (0.1%)
2,200	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B+, B2)	01/15/23	4.500	2,054,250
TOTAL CORPORATE BONDS (Cost $319,711,294)					308,338,317

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (2.5%)
Collateralized Debt Obligations (2.5%)
$3,400	ACAS CLO Ltd., 2012-1A, Rule 144A(1),(8)	(BB-, NR)	09/20/23	6.857	$3,362,086
2,250	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A(1),(8)	(BB-, NR)	07/16/26	5.379	1,902,553
3,000	Benefit Street Partners CLO Ltd., 2012-IA, Rule 144A(1),(8)	(BB, NR)	10/15/25	7.382	2,984,892
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A(1),(8)	(BB, NR)	01/22/25	5.932	2,345,915
2,000	BlueMountain CLO Ltd., 2014-3A, Rule 144A(1),(8)	(B, NR)	10/15/26	6.530	1,565,612
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A(1),(8)	(BB, NR)	07/15/25	5.480	1,819,442
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A(1),(8)	(BB, NR)	04/20/26	5.381	1,669,166
2,000	Cent CLO, 2014-16X, Reg S(1),(11)	(BB, NR)	08/01/24	6.747	1,951,850
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(8)	(BB-, NR)	01/29/25	6.752	1,003,270
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A(1),(8)	(B, NR)	01/29/25	7.652	1,983,607
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A(1),(8)	(BB, NR)	10/24/25	5.632	1,336,791
1,175	CIFC Funding Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Baa3)	07/22/26	4.282	1,106,656
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(8)	(BB, NR)	11/15/23	6.767	1,968,284
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(8)	(B, NR)	11/15/23	8.717	1,346,374
1,500	Galaxy XV CLO Ltd., 2013-15A, Rule 144A(1),(8)	(BBB, NR)	04/15/25	4.280	1,469,018
1,500	Galaxy XXI CLO Ltd., 2015-21A, Rule 144A(1),(8)	(NR, Ba3)	01/20/28	6.481	1,385,706
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A(1),(8)	(BB, NR)	04/22/26	5.982	2,722,470
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A(1),(8)	(BB, NR)	08/15/23	6.317	1,146,432
3,000	Highbridge Loan Management Ltd., 2012-1A, Rule 144A(1),(8)	(B, NR)	09/20/22	7.607	2,749,146
3,000	Highbridge Loan Management Ltd., 2012-1AR, Rule 144A(1),(8)	(BB, NR)	09/20/22	6.607	2,959,201
2,500	KKR CLO Ltd., 2014-14D, Rule 144A(1),(8)	(NR, Ba3)	07/15/28	7.273	2,326,980
2,300	KVK CLO Ltd., 2013-1A, Rule 144A(1),(8)	(BB, NR)	04/14/25	6.381	1,918,628
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A(1),(8)	(BB, NR)	07/25/23	6.960	1,756,019
1,000	Ocean Trails CLO II, 2007-2X, Reg S(1),(11)	(BBB+, Ba1)	06/27/22	3.228	967,656
3,000	Ocean Trails CLO V, 2014-5A, Rule 144A(1),(8)	(BBB, NR)	10/13/26	4.838	2,863,275
1,750	OCP CLO Ltd., 2014-6A, Rule 144A(1),(8)	(B, NR)	07/17/26	6.480	1,257,108
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(8)	(BB-, NR)	01/15/24	6.130	2,856,462
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A(1),(8)	(B, NR)	01/15/24	7.380	3,204,737
2,000	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A(1),(8)	(NR, Ba3)	11/14/26	7.417	1,950,352
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A(1),(8)	(BB-, NR)	05/07/26	5.138	2,110,128
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(4),(8),(10)	(NR, NR)	04/15/26	0.000	1,279,810
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A(1),(8)	(BB, NR)	02/28/24	6.129	1,599,037
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A(1),(8)	(BB, NR)	07/17/24	7.180	2,967,762
750	Voya CLO Ltd., 2014-3A, Rule 144A(1),(8)	(NR, Ba3)	07/25/26	5.882	655,996
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A(1),(8)	(BB-, NR)	11/24/25	5.625	2,022,687
TOTAL ASSET BACKED SECURITIES (Cost $71,491,411)					68,515,108

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

Number of Shares				Value
COMMON STOCKS (0.0%)
Building & Construction (0.0%)
8	White Forest Resources, Inc.(4),(6)			$116
Chemicals (0.0%)
9,785	Huntsman Corp.(4)			165,856
Gaming (0.0%)
10,150	Majestic Holdco LLC(4),(12)			2,309
Printing & Publishing (0.0%)
708	F & W Media, Inc.(4)			35,385
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(4),(6),(12)			—
250,000	NEG Holdings LLC, Class A(4),(6),(12)			377,500
				377,500
TOTAL COMMON STOCKS (Cost $530,644)				581,166
SHORT-TERM INVESTMENTS (8.9%)
12,029,303	State Street Navigator Securities Lending Government Money Market Portfolio, 0.27%(13)			12,029,303
Par (000)		Maturity	Rate%
$237,028	State Street Bank and Trust Co. Euro Time Deposit	11/01/16	0.010	237,028,088
TOTAL SHORT-TERM INVESTMENTS (Cost $249,057,391)				249,057,391
TOTAL INVESTMENTS AT VALUE (106.6%) (Cost $3,009,032,419)				2,965,545,349
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.6%)				(183,976,595)
NET ASSETS (100.0%)				$2,781,568,754

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate as of October 31, 2016.

(2)  This security is denominated in Euro.

(3)  This security is denominated in British Pound.

(4)  Illiquid security (unaudited).

(5)  Unfunded loan commitments (See note 2-I).

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(7)  Bond is currently in default.

(8)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities amounted to a value of $220,176,643 or 7.9% of net assets.

(9)  Security or portion thereof is out on loan (See note 2-J).

(10)  Zero-coupon security.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2016

(11)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(12)  Non-income producing security.

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	269,597	EUR	239,750	12/15/16	Morgan Stanley	$(269,597)	$(263,316)	$6,281
USD	55,019,120	EUR	48,969,000	10/13/17	Morgan Stanley	(55,019,120)	(54,553,175)	465,945
USD	25,962,070	GBP	21,269,750	10/13/17	Morgan Stanley	(25,962,070)	(26,160,274)	(198,204)
								$274,022

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2016

Assets
Investments at value, including collateral for securities on loan of $12,029,303 (Cost $3,009,032,419) (Note 2)	$2,965,545,349[1]
Cash	117,695
Foreign currency at value (Cost $5,426,795)	5,438,410
Receivable for investments sold	42,636,035
Interest receivable	13,783,676
Receivable for Fund shares sold	13,769,085
Unrealized appreciation on forward foreign currency contracts (Note 2)	472,226
Prepaid expenses and other assets	63,769
Total assets	3,041,826,245
Liabilities
Investment advisory fee payable (Note 3)	827,069
Administrative services fee payable (Note 3)	309,568
Shareholder servicing/Distribution fee payable (Note 3)	146,086
Payable for investments purchased	236,863,668
Payable upon return of securities loaned (Note 2)	12,029,303
Payable for Fund shares redeemed	5,174,744
Dividend payable	3,490,701
Unrealized depreciation on forward foreign currency contracts (Note 2)	198,204
Unfunded loan commitments (Note 2)	103,309
Trustees' fee payable	8,299
Accrued expenses	1,106,540
Total liabilities	260,257,491
Net Assets
Capital stock, $.001 par value (Note 6)	410,743
Paid-in capital (Note 6)	2,829,012,833
Distributions in excess of net investment income	(4,054,371)
Accumulated net realized loss on investments and foreign currency transactions	(589,592)
Net unrealized depreciation from investments and foreign currency translations	(43,210,859)
Net assets	$2,781,568,754
I Shares
Net assets	$2,438,026,657
Shares outstanding	360,295,322
Net asset value, offering price and redemption price per share	$6.77
A Shares
Net assets	$227,398,830
Shares outstanding	33,428,003
Net asset value and redemption price per share	$6.80
Maximum offering price per share (net asset value/(1-4.75%))	$7.14
B Shares
Net assets	$1,800,398
Shares outstanding	263,372
Net asset value and offering price per share	$6.84
C Shares
Net assets	$114,342,869
Shares outstanding	16,756,792
Net asset value and offering price per share	$6.82

1  Includes $11,765,025 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2016

Investment Income
Interest	$141,648,736
Dividends	4,893
Securities lending (net of rebates)	214,987
Total investment income	141,868,616
Expenses
Investment advisory fees (Note 3)	12,922,383
Administrative services fees (Note 3)	2,686,174
Shareholder servicing/Distribution fees (Note 3)
Class A	611,487
Class B	18,730
Class C	1,203,584
Transfer agent fees	3,338,735
Commitment fees (Note 4)	747,085
Custodian fees	536,286
Registration fees	159,714
Printing fees	97,459
Audit and tax fees	51,369
Legal fees	49,283
Insurance expense	45,777
Trustees' fees	30,430
Miscellaneous expense	29,973
Total expenses	22,528,469
Less: fees waived (Note 3)	(2,883,331)
Net expenses	19,645,138
Net investment income	122,223,478
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(10,168,879)
Net realized gain from foreign currency transactions	8,285,314
Net change in unrealized appreciation (depreciation) from investments	23,532,556
Net change in unrealized appreciation (depreciation) from foreign currency translations	(803,483)
Net realized and unrealized gain from investments and foreign currency related items	20,845,508
Net increase in net assets resulting from operations	$143,068,986

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015
From Operations
Net investment income	$122,223,478	$81,908,021
Net realized loss from investments and foreign currency transactions	(1,883,565)	(3,197,119)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	22,729,073	(40,833,220)
Net increase in net assets resulting from operations	143,068,986	37,877,682
From Dividends and Distributions
Dividends from net investment income
Class I	(104,574,110)	(63,287,729)
Class A	(11,144,809)	(13,110,404)
Class B	(71,524)	(87,197)
Class C	(4,588,704)	(4,925,319)
Distributions from net realized gains
Class I	—	(669,301)
Class A	—	(166,856)
Class B	—	(1,659)
Class C	—	(83,525)
Return of capital
Class I shares	(1,757,990)	(386,468)
Class A shares	(197,458)	(80,059)
Class B shares	(1,512)	(532)
Class C shares	(97,164)	(30,077)
Net decrease in net assets resulting from dividends and distributions	(122,433,271)	(82,829,126)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,092,868,973	1,560,226,456
Reinvestment of dividends and distributions	80,494,692	67,438,964
Net asset value of shares redeemed	(1,003,735,483)	(866,898,150)
Net increase in net assets from capital share transactions	169,628,182	760,767,270
Net increase in net assets	190,263,897	715,815,826
Net Assets
Beginning of year	2,591,304,857	1,875,489,031
End of year	$2,781,568,754	$2,591,304,857
Distributions in excess of net investment income	$(4,054,371)	$(3,153,489)

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$6.72	$6.86	$6.94	$6.89	$6.66
INVESTMENT OPERATIONS
Net investment income[1]	0.32	0.29	0.28	0.30	0.34
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.05	(0.14)	(0.08)	0.07	0.21
Total from investment operations	0.37	0.15	0.20	0.37	0.55
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.29)	(0.28)	(0.32)	(0.32)
Distributions from net realized gains	—	(0.00)[3]	—	—	—
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends and distributions	(0.32)	(0.29)	(0.28)	(0.32)	(0.32)
Net asset value, end of year	$6.77	$6.72	$6.86	$6.94	$6.89
Total return[4]	5.79%	2.33%	2.94%	5.47%	8.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,438,027	$2,167,955	$1,343,741	$876,418	$226,027
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	4.87%	4.29%	4.04%	4.35%	4.99%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.07%	0.07%	0.07%	0.20%
Portfolio turnover rate	48%	46%	57%	89%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Presentation of 2012-2014 adjusted for consistency with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$6.75	$6.89	$6.98	$6.92	$6.69
INVESTMENT OPERATIONS
Net investment income[1]	0.31	0.28	0.26	0.29	0.32
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.05	(0.14)	(0.09)	0.07	0.22
Total from investment operations	0.36	0.14	0.17	0.36	0.54
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.28)	(0.26)	(0.30)	(0.31)
Distributions from net realized gains	—	(0.00)[3]	—	—	—
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends and distributions	(0.31)	(0.28)	(0.26)	(0.30)	(0.31)
Net asset value, end of year	$6.80	$6.75	$6.89	$6.98	$6.92
Total return[4]	5.52%	2.09%	2.53%	5.33%	8.19%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$227,399	$286,805	$358,095	$456,550	$148,636
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.63%	4.06%	3.79%	4.13%	4.65%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.07%	0.07%	0.07%	0.20%
Portfolio turnover rate	48%	46%	57%	89%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Presentation of 2012-2014 adjusted for consistency with current period presentation.
See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$6.79	$6.91	$7.00	$6.93	$6.70
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.23	0.21	0.25	0.26
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.05	(0.12)	(0.09)	0.07	0.22
Total from investment operations	0.31	0.11	0.12	0.32	0.48
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.23)	(0.21)	(0.25)	(0.25)
Distributions from net realized gains	—	(0.00)[3]	—	—	—
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends	(0.26)	(0.23)	(0.21)	(0.25)	(0.25)
Net asset value, end of year	$6.84	$6.79	$6.91	$7.00	$6.93
Total return[4]	4.73%	1.64%	1.77%	4.64%	7.30%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,800	$2,112	$3,638	$4,422	$5,185
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.89%	3.34%	3.07%	3.52%	3.83%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.07%	0.07%	0.07%	0.20%
Portfolio turnover rate	48%	46%	57%	89%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Presentation of 2012-2014 adjusted for consistency with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of year	$6.77	$6.91	$7.00	$6.94	$6.71
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.23	0.21	0.24	0.27
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.05	(0.14)	(0.09)	0.07	0.21
Total from investment operations	0.31	0.09	0.12	0.31	0.48
REDEMPTION FEES	—	—	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.23)	(0.21)	(0.25)	(0.25)
Distributions from net realized gains	—	(0.00)[3]	—	—	—
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends and distributions	(0.26)	(0.23)	(0.21)	(0.25)	(0.25)
Net asset value, end of year	$6.82	$6.77	$6.91	$7.00	$6.94
Total return[4]	4.73%	1.33%	1.77%	4.47%	7.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$114,343	$134,433	$170,015	$167,653	$75,699
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.89%	3.32%	3.04%	3.40%	3.93%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.07%	0.07%	0.07%	0.20%
Portfolio turnover rate	48%	46%	57%	89%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Presentation of 2012-2014 adjusted for consistency with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2016

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,116,010,618	$223,042,749	$2,339,053,367
Corporate Bonds	—	307,253,766	1,084,551	308,338,317
Asset Backed Securities	—	68,515,108	—	68,515,108
Common Stocks	165,856	37,694	377,616	581,166
Short-term Investments	—	249,057,391	—	249,057,391
	$165,856	$2,740,874,577	$224,504,916	$2,965,545,349
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$472,226	$—	$472,226
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$198,204	$—	$198,204

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2015	$213,328,562	$400	$—	$213,328,962
Accrued discounts (premiums)	1,355,932	—	—	1,355,932
Purchases	131,918,772	—	437,479	132,356,251
Sales	(96,637,218)	(125)	—	(96,637,343)
Realized gain (loss)	384,347	(99,875)	—	284,472
Change in unrealized appreciation (depreciation)	940,506	1,184,584	(59,863)	2,065,227
Transfers into Level 3	95,871,495	—	—	95,871,495
Transfers out of Level 3	(124,119,647)	(433)	—	(124,120,080)
Balance as of October 31, 2016	$223,042,749	$1,084,551	$377,616	$224,504,916
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2016	$1,163,156	$1,084,551	$(59,863)	$1,103,293
	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2016	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Bank Loans	$222,002,242	Vendor Pricing	Single Broker Quote	$0.60 – $1.09	($0.99)
	$740,507	Income Approach	Expected Remaining Distribution	NA
	$300,000	Market Approach	Discount for Illiquidity	NA
Corporate Bonds	$1,084,551	Income Approach	Expected Remaining Distribution	$0.70 – $0.90	($0.78)
Common Stocks	$377,616	Market Approach	Discount for Illiquidity	$0.00 – $14.11	($1.51)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2016, there were no transfers between Level 1 and Level 2, but there was $95,871,495 transferred out from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $124,120,080 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

Fair Value of Derivative Instruments as of October 31, 2016

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$472,226	Unrealized depreciation on forward foreign currency contracts	$198,204

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward foreign currency transactions*	$8,838,918	Net change in unrealized appreciation (depreciation) from forward foreign currency translations*	$(996,683)

*Statement of Operations includes both forward foreign currency contracts and foreign currency transactions/translations.

For the year ended October 31, 2016, the Fund held an average monthly value on a net basis of $84,713,869 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$472,226	$(198,204)	$—	$—	$274,022

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$198,204	$(198,204)	$—	$—	$—

(a)  Forward foreign currency exchange contracts are included.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2016 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2016, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Acrisure LLC	05/19/22	6.500	$103,309

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2016, the Fund had investment securities on loan with a fair value of $11,765,025. Collateral received for securities loaned and a related liability of $12,029,303 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. For the year ended October 31, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2016, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $277,162, of which $12,243 was rebated to borrowers (brokers). The Fund retained $214,987 in income from the cash collateral investment, and SSB, as lending agent, was paid $49,932.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued a new Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued a new Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 2. Significant Accounting Policies (continued)

date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund's financial statements and related disclosures.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2016, investment advisory fees earned and voluntarily waived were $12,922,383 and $2,883,331, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2016, co-administrative services fees earned by Credit Suisse were $2,290,029.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2016, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $396,145.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2016, the Fund paid Rule 12b-1

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 3. Transactions with Affiliates and Related Parties (continued)

distribution fees of $611,487 for Class A shares, $18,730 for Class B shares and $1,203,584 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2016, the Fund paid $2,531,633, which is included within transfer agent fees in the Statement of Operations.

For the year ended October 31, 2016, CSSU and its affiliates advised the Fund that they retained $24,726 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2016 and during the year ended October 31, 2016, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2016, purchases and sales of investment securities (excluding short-term investments) were $1,424,710,400 and $1,146,351,242, respectively.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	149,356,768	$986,928,174	198,305,828	$1,347,449,562
Shares issued in reinvestment of dividends and distributions	10,116,253	66,947,489	7,651,192	52,100,200
Shares redeemed	(121,931,508)	(804,238,116)	(79,192,865)	(538,755,284)
Net increase	37,541,513	$249,637,547	126,764,155	$860,794,478
	Class A
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	12,679,497	$84,108,918	27,898,729	$190,531,045
Shares issued in reinvestment of dividends and distributions	1,493,495	9,910,448	1,728,623	11,837,787
Shares redeemed net of redemption fees	(23,217,202)	(153,348,811)	(39,122,080)	(268,403,501)
Net decrease	(9,044,210)	$(59,329,445)	(9,494,728)	$(66,034,669)
	Class B
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	454	$3,155	1,381	$14,452
Shares issued in reinvestment of dividends and distributions	6,631	44,259	6,275	43,099
Shares redeemed net of redemption fees	(54,950)	(364,616)	(222,773)	(1,531,386)
Net decrease	(47,865)	$(317,202)	(215,117)	$(1,473,835)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 6. Capital Share Transactions (continued)

	Class C
	For the Year Ended October 31, 2016		For the Year Ended October 31, 2015
	Shares	Value	Shares	Value
Shares sold	3,268,797	$21,828,726	3,224,432	$22,231,397
Shares issued in reinvestment of dividends and distributions	539,495	3,592,496	503,755	3,457,878
Shares redeemed net of redemption fees	(6,898,846)	(45,783,940)	(8,482,444)	(58,207,979)
Net decrease	(3,090,554)	$(20,362,718)	(4,754,257)	$(32,518,704)

On October 31, 2016, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	41%
Class A	5	72%
Class B	4	77%
Class C	4	70%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid by the Fund during the years ended October 31, 2016 and 2015, respectively, were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital
2016	2015	2016	2015	2016	2015
$120,379,147	$81,410,649	$—	$921,341	$2,054,124	$497,136

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market, partnership basis adjustments and income from defaulted bonds. At

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2016

Note 7. Federal Income Taxes (continued)

October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(227,767)
Unrealized depreciation	(44,136,354)
$(44,364,121)

At October 31, 2016, the Fund had $227,767 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2016, the cost of investments (excluding foreign currency related transactions) and the net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$3,009,683,892
Unrealized appreciation	$26,449,161
Unrealized depreciation	(70,587,704)
Net unrealized depreciation	$(44,138,543)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds and partnership basis adjustments, paid-in capital was charged $1,162,903, distributions in excess of net investment income was charged $2,745,213 and accumulated net realized loss was credited $3,908,116. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Credit Suisse Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for each of the years in the three-year period ended October 31, 2014, were audited by other independent registered public accountants whose report thereon dated December 29, 2014, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Credit Suisse Floating Rate High Income Fund as of October 31, 2016, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2016

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor Emeritus of Finance and Economics from July 2015 to present; Professor of Finance and Economics, Graduate School of Business, Columbia University from 1971 to July 2015.	12

Director of Adams Diversified Equity Fund, Inc., Adams Natural Resources Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Trustee of Mirae Asset Discovery Funds (7 open-end portfolios); Director of Epoch Holding Corporation (an investment management and investment advisory services company) from August 2006 to March 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Independent Trustees
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel One Madison Avenue New York, New York 10010 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present.	10

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to present.	12

Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Aberdeen Chile Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc. and Aberdeen Latin America Equity Fund, Inc. (each a closed-end investment company); Director of Aberdeen Funds (25 open portfolios); Director of Presstek, Inc. (digital imaging technologies company) from 2003 to 2012; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John G. Popp Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010

Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investment Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds; Trustee of Credit Suisse High Yield Bond Fund; Director of Credit Suisse Asset Management Income Fund, Inc.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer	Since 2016

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Esther Cheung Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1980)	Treasurer	Since 2016	Vice President of Credit Suisse since 2015; Associated with Reich & Tang Asset Management, LLC from June 2010 to August 2015; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1016

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2016.  There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2016.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, KPMG LLP (“KPMG”), for its fiscal years ended October 31, 2015 and October 31, 2016.  The Fund’s former independent registered public accounting firm served the registrant for the fiscal year ended October 31, 2014 until their resignation on February 24, 2015.

	2015	2016
Audit Fees	$238,500	$217,350
Audit-Related Fees(1)	$28,000	$33,136
Tax Fees(2)	$28,550	$22,785
All Other Fees	—	8,500
Total	$28,000	$281,771

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($28,000 for 2015 and $33,136 for 2016).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by KPMG to the registrant’s

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investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016.

	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

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	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by KPMG to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016:

	2015	2016
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by KPMG for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2015 and October 31, 2016 were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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(other) Iran related activities disclosure requirement.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 4, 2017

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	January 4, 2017

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